                                                               SMITH BARNEY

                                                                 Contrarian
                                                                       Fund
                                                        Class Z Shares Only

                                                            APRIL 30, 1998,

                                                                 as amended

                                                               May 22, 1998

                                              PROSPECTUS BEGINS ON PAGE ONE


[LOGO] SMITH BARNEY MUTUAL FUNDS
       Investing for your future.
       Every day.

PROSPECTUS                       April 30, 1998 as amended May 22, 1998


Smith Barney

Contrarian Fund--Class Z Shares
388 Greenwich Street
New York, New York 10013
(800) 451-2010

 The primary investment objective of the Smith Barney Contrarian Fund (the "Fund") is long term growth of capital.

 The Fund is one of a number of funds, each having distinct investment objectives and policies, making up the Smith Barney Investment Funds Inc. (the "Company"). The Fund is an open-end, diversified management investment company commonly referred to as a mutual fund.

 This Prospectus sets forth concisely certain information about the Company and the Fund, including expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference.

 The Class Z shares described in this Prospectus are currently offered exclu-sively for sale to tax-exempt employee benefit and retirement plans of Smith Barney Inc. ("Smith Barney") or any of its affiliates ("Qualified Plans").

 Additional information about the Fund is contained in a Statement of Addi-tional Information dated April 30, 1998, as amended or supplemented from time to time, that is available upon request and without charge by calling or writ-ing the Fund at the telephone number or address set forth above or by contact-ing a Smith Barney Financial Consultant. The Statement of Additional Informa-tion has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

MUTUAL MANAGEMENT CORP.
Investment Adviser and Administrator

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

THE FUND'S EXPENSES                             3
-------------------------------------------------
FINANCIAL HIGHLIGHTS                            4
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES    5
-------------------------------------------------
VALUATION OF SHARES                            11
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES             11
-------------------------------------------------
PURCHASE, EXCHANGE AND REDEMPTION OF SHARES    13
-------------------------------------------------
PERFORMANCE                                    13
-------------------------------------------------
MANAGEMENT OF THE COMPANY AND THE FUND         14
-------------------------------------------------
ADDITIONAL INFORMATION                         15
-------------------------------------------------

--------------------------------------------------------------------------------

  No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the distributor. This Prospectus does not constitute an offer by the Fund or the distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.

--------------------------------------------------------------------------------

THE FUND'S EXPENSES

  The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of Class Z shares of the Fund, based on the Fund's operating expenses for its most recent fiscal year:

 SMITH BARNEY CONTRARIAN FUND--CLASS Z
-------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES
   (as a percentage of average net assets)
   Management fees                          0.85%
   Other Expenses                           0.07
-------------------------------------------------
 TOTAL FUND OPERATING EXPENSES              0.92%
-------------------------------------------------

  The nature of the services for which the Fund pays management fees is described under "Management of the Company and the Fund." "Other Expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

 EXAMPLE

  The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase, Exchange and Redemption of Shares" and "Management of the Company and the Fund."

  SMITH BARNEY CONTRARIAN FUND                  1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
  An investor would pay the following expenses
  on a $1,000 investment in Class Z shares of
  the Fund, assuming (1) a 5.00% annual return
  and (2) redemption at the end of each time
  period:                                         $9     $29     $51     $113

--------------------------------------------------------------------------------

  The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE CONSIDERED REPRESENTA-TIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

  The following information has been audited by KPMG Peat Marwick LLP, indepen-dent auditors, whose report thereon appears in the Fund's annual report dated December 31, 1997. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information.

FOR A CLASS Z SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

SMITH BARNEY CONTRARIAN FUND         1997   1996(1)  1995(1)(2)
----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR  $13.43  $12.03     $11.83
----------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment income                0.13    0.15       0.04
 Net realized and unrealized gain     1.79    1.84       0.32
----------------------------------------------------------------
Total Income From Operations          1.92    1.99       0.36
----------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income               (0.07)  (0.13)     (0.16)
 Net realized gains                  (1.04)  (0.46)       --
----------------------------------------------------------------
Total Distributions                  (1.11)  (0.59)     (0.16)
----------------------------------------------------------------
NET ASSET VALUE, END OF YEAR        $14.24  $13.43     $12.03
----------------------------------------------------------------
TOTAL RETURN                         14.21%  16.69%      3.06%++
----------------------------------------------------------------
NET ASSETS, END OF YEAR (MILLIONS)     $30     $22        $10
----------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                             0.92%   0.97%      0.90%+
 Net investment income                0.90    1.12       2.30+
----------------------------------------------------------------
PORTFOLIO TURNOVER RATE                 35%     34%         6%
----------------------------------------------------------------
AVERAGE COMMISSIONS PER SHARE
 PAID ON EQUITY TRANSACTIONS         $0.06   $0.06      $0.06
----------------------------------------------------------------

 (1) Per share amounts have been calculated using the monthly average share method, which rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
 (2) For the period from October 2, 1995 (inception date) to December 31,
     1995.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

  The investment objective of the Fund is long term growth of capital. There can be no assurance that the investment objective of the Fund will be achieved. The Fund's investment objective may be changed only by the "vote of a majority of the outstanding voting securities" as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

  The Fund attempts to achieve its objective by investing primarily in common stock and securities, including debt securities which are convertible into com-mon stock and which are currently price depressed, undervalued or out of favor. Such securities might typically be valued at the low end of their 52 week trad-ing range. Although under normal circumstances the Fund's portfolio will pri-marily consist of these securities, the Fund may also invest in preferred stocks and warrants when Mutual Management Corp. ("MMC") (formerly known as Smith Barney Mutual Funds Management Inc.), the fund's investment adviser, per-ceives an opportunity for capital growth from such securities. The Fund may, from time to time enter into futures contracts, write call options and purchase put options (which are sometimes referred to as "derivatives"). A derivative is a financial instrument whose performance is derived, at least in part, from the performance of an underlying asset. The Fund will not invest more than 10% of its assets in derivatives. The Fund may also invest in repurchase agreements and reverse repurchase agreements, sell securities short "against the box", purchase the securities of companies with less than three years of continuous operation, lend its portfolio securities and invest in real estate investment trusts and foreign securities.

  MMC's investment decisions with respect to the Fund's portfolio are based upon analysis and research, taking into account, among other factors, the rela-tionship of book value to market value of the securities, cash flow, the multi-ple of earnings, private market value and the ratio of market capitalization to sales. These factors are not applied formulaically, as MMC examines each secu-rity separately.

  Although the Fund's assets will be invested primarily in equity securities, government securities and money market instruments may be held and repurchase agreements may be entered into for temporary defensive purposes so that the Fund may receive a return on its otherwise uninvested cash. When MMC invests in such securities, investment income will increase and may constitute a larger portion of the return on the Fund.

 RISK FACTORS AND OTHER SPECIAL CONSIDERATIONS

  Warrants; Convertible Securities. A warrant is a security that gives the holder the right, but not the obligation, to subscribe for newly created secu-rities of the issuer or a related company at a fixed price either at a certain date or during a set period. A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. In investing in convertible securities, the Fund seeks the oppor-tunity, through the conversion feature, to participate in the capital apprecia-tion of the common stock into which the securities are convertible.

  Covered Option Writing. The Fund may utilize listed options (including puts, calls, interest rate and currency swaps, caps, collars, spreads, straddles and floors) with respect to its portfolio securities. The Fund realizes a fee (re-ferred to as a "premium") for granting the rights evidenced by the options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period.

  Upon the exercise of a put option written by the Fund, the Fund may suffer a loss equal to the difference between the price at which the Fund is required to purchase the underlying security and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by the Fund, the Fund may suffer a loss equal to the excess of the security's market value at the time of the option exercise over the Fund's cost of the security, less the premium received for writing the option.

  The Fund will write only covered options with respect to its portfolio secu-rities. Accordingly, whenever the Fund writes a call option on its securities, it will continue to own or have the present right to acquire the underlying security for as long as it remains obligated as the writer of the option. To support its obligation to purchase the underlying security if a call option is exercised, the Fund will either (a) deposit with its custodian in a segregated account, cash, government securities or other high grade debt obligations hav-ing a value at least equal to the exercise price of the underlying securities or (b) continue to own an equivalent number of puts of the same "series" (that is, puts on the same underlying security) with exercise prices greater than those that it has written (or, if the exercise prices of the puts that it holds are less than the exercise prices of those that it has written, it will deposit the difference with its custodian in a segregated account).

  The Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, the Fund would purchase, prior to the holder's exercise of an option that the Fund has written, an option of the same series as that on which the Fund desires to terminate its obligation. The obligation of the Fund under an option that it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as a result of the transaction. There can be no assurance that the Fund will be able to effect closing purchase transactions at a time when it wishes to do so. To facilitate closing purchase transactions, however, the Fund ordinar-ily will write options only if a secondary market for the options exists on domestic securities exchanges or in the over-the-counter market.

   Purchasing Put and Call Options on Securities. The Fund may utilize up to 5% of its assets to purchase put options on portfolio securities and may do so at or about the same time that it purchases the underlying security or at a later time. By buying a put, the Fund limits the risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of, or in the yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. The Fund may utilize up to 5% of its assets to purchase call options on portfolio securities. Call options may be purchased by the Fund in order to acquire the underlying securities for the Fund at a price that avoids any additional cost that would result from a sub-stantial increase in the market value of a security. The Fund may also purchase call options to increase its return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security.

   Prior to their expirations, put and call options may be sold in closing sale transactions (sales by the Fund, prior to the exercise of options it has pur-chased, of options of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

  Options on Broad-Based Domestic Stock Indexes. The Fund may write call options and purchase put options on broad-based domestic stock indexes and enter into closing transactions with respect to such options. Options on stock indexes are similar to options on securities except that, rather than having the right to take or make delivery of stock at the specified exercise price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is "in the money"; i.e. the closing level of the index is higher than the exercise price of the option. This amount of cash is equal to the difference between the closing level of the index and the exercise price of the option, expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally rather than price movements in the individual stocks.

  The effectiveness of purchasing and writing puts and calls on stock index options depends to a large extent on the ability of MMC to predict the price movement of the stock index selected. Therefore, whether the Fund realizes a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally. Additionally, because exercises of index options are settled in cash, a call writer such as the Fund cannot determine the amount of the settlement obligations in advance and it cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. When the Fund has written the call, there is also a risk that the market may decline between the time the Fund has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Fund is able to exercise the closing transaction with respect to the long call posi-tion it holds.

  Futures Contracts and Options on Futures Contracts. A futures contract pro-vides for the future sale by one party and the purchase by the other party of a certain amount of a specified security at a specified price, date, time and place. The Fund may enter into futures contracts to sell securities when MMC believes that the value of the Fund's securities will decrease. An option on a futures contract, as contrasted with the direct investment in a futures con-tract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. A call option gives the pur-chaser of the option the right to enter into a futures contract to buy and obliges the writer to enter into a futures contract to sell the underlying securities. A put option gives a purchaser the right to sell and obliges the writer to buy the underlying contract. The Fund may enter into futures con-tracts to purchase securities when MMC anticipates purchasing the underlying securities and believes that prices will rise before the purchases will be made. The Fund's custodian will maintain, in a segregated account of the Fund, cash, debt securities of any grade or equity securities having a value equal to or greater than the Fund's obligations, provided such securities have been determined by MMC to be liquid and unencumbered, and are marked to market daily pursuant to guidelines established by the Directors. The Fund will not enter into futures contracts for speculation and will only enter into futures contracts that are traded on a U.S. exchange or board of trade.

  Lending Securities.Consistent with applicable regulatory requirements, the Fund is authorized to lend securities it holds to brokers, dealers and other financial organizations. The Fund's loans of securities will be collateralized by cash, letters of credit or government securities that are maintained at all times in a segregated account with the Fund's custodian in an amount at least equal to the current market value of the loaned securities. By lending its portfolio securities, the Fund will seek to generate income by continuing to receive interest on the loaned securities, by investing the cash collateral in short-term instruments or by obtaining yield in the form of interest paid by the borrower when government securities are used as collateral. The risks in lending portfolio securities, as with other extensions of secured credit, con-sist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the bor-rower fail financially. Loans will be made to firms deemed by MMC to be of good standing and will not be made unless, in the judgment of MMC, the consideration to be earned from such loans would justify the risk.

  Foreign Securities.The Fund may invest up to 10% of its net assets in secu-rities of foreign issuers. Investing in foreign securities involves certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political or economic developments and the possible imposition of restrictions or prohibitions on the repatriation of foreign currencies or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and, typically, the lack of uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic companies. Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, with respect to certain foreign countries, the possibility exists of expropriation, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including the withholding of dividends.

  The Fund may invest in securities commonly known as American Depository Receipts ("ADR's") of foreign issuers which have certain risks, including trading for a lower price, having less liquidity than their underlying securi-ties and risks relating to the issuing bank or trust company. ADR's can be sponsored by the issuing bank or trust company or unsponsored. Holders of unsponsored ADR's have a greater risk that receipt of corporate information will be untimely and incomplete and costs may be higher.

  Restricted and Illiquid Securities.The Fund may invest in securities which are not readily marketable as well as restricted securities not registered under the Securities Act of 1933, as amended (the "Securities Act"), OTC options and securities that are otherwise considered illiquid as a result of market or other factors. Although it may invest up to 15% of its assets in such securities, the Fund does not currently anticipate investing more than 5% of its assets in restricted or illiquid securities. The Fund may invest in securities eligible for resale under Rule 144A of the Securities Act ("Rule 144A securities"). The Board of Directors of the Fund may determine that spe-cific Rule 144A securities held by the Fund may be deemed liquid. Neverthe-less, due to changing market or other factors, Rule 144A securities may be subject to a greater possibility of becoming illiquid than registered securi-ties.

  Borrowing.The Fund may also borrow money from banks temporarily for emer-gency purposes in an amount not exceeding 33 1/3% of the Fund's total assets.

  A complete list of investment restrictions that the Fund has adopted includ-ing restrictions that cannot be changed without the approval of the Fund's outstanding shares is contained in the Statement of Additional Information. Except for the

Fund's investment objective and those restrictions specifically identified as fundamental which may not be changed without the "vote of a majority of the outstanding voting securities" as defined in the 1940 Act, all investment poli-cies and practices described in this Prospectus and in the Statement of Addi-tional Information are non-fundamental and may be changed by the Board of Directors without shareholder approval.

  Year 2000.The investment management services provided to the Fund by MMC and the services provided to shareholders by Smith Barney, the Fund's Distributor, depend on the smooth functioning of their computer systems. Many computer soft-ware systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. MMC and Smith Barney have advised the Fund that they have been reviewing all of their com-puter systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, MMC has been advised by the Fund's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assur-ance that MMC, Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time.

 PORTFOLIO TRANSACTIONS AND TURNOVER

  MMC arranges for the purchase and sale of the Fund's securities and selects brokers and dealers (including Smith Barney), which in its best judgment pro-vide prompt and reliable execution at favorable prices and reasonable commis-sion rates. MMC may select brokers and dealers which provide it with research services and may cause the Fund to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services. In selecting a broker for a transaction, including Smith Barney, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable MMC to supplement its own research and analysis.

  It is anticipated that the annual portfolio turnover rate of the Fund nor-mally will be less than 100%. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the Fund's securities, with money market instruments with less than one year to maturity excluded. A 100% portfolio turnover rate would occur, for example, if all included securities were replaced once during the year. See "Financial Highlights" for the Fund's annual turnover rate during each year since inception.

VALUATION OF SHARES


  The Fund's net asset value per share is determined as of the close of regular trading on the New York Stock Exchange (the "NYSE") on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of the Class outstanding.

  Generally, the Fund's investments are valued at market value, or, in the absence of a market value with respect to any securities, at fair value. Secu-rities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assis-tance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchange, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be deter-mined by consideration of other factors by or under the direction of the Board of Directors. Over-the-counter securities are valued on the basis of the bid price at the close of business on each day. Unlisted foreign securities are valued at the mean between the last available bid and offer price prior to the time of valuation. Any assets or liabilities initially expressed in terms of foreign currencies will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. Securities for which market quotations are not readily available are valued at fair value. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Directors.

DIVIDENDS, DISTRIBUTIONS AND TAXES


 DIVIDENDS AND DISTRIBUTIONS

  The Fund's policy is to distribute dividends from net investment income and, net realized capital gains, if any, annually. The Fund may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary income and capital gains realized, in order to avoid a Federal excise tax liability. If a shareholder does not otherwise instruct, dividends and cap-ital gain distributions will be reinvested automatically in additional shares of the same Class at net asset value, with no additional sales charge or CDSC.

 TAXES

  The following is a summary of the material federal tax considerations affect-ing the Fund and Fund shareholders. Please refer to the Statement of Additional Information for further discussion. In addition to the considerations described below and in the Statement of Additional Information, there may be other federal, state, local, and/or foreign tax applications to consider. Because taxes are a complex matter, prospective shareholders are urged to consult their tax advi-sors for more detailed information with respect to the tax consequences of any investment.

  The Fund intends to qualify, as it has in prior years, under Subchapter M of the Internal Revenue Code (the "Code") for tax treatment as a regulated invest-ment company. In each taxable year that the Fund qualifies, so long as such qualification is in the best interests of its shareholders, the Fund will pay no federal income tax on its net investment company taxable income and long-term capital gain that is distributed to shareholders.

  Dividends paid from net investment income and net realized short-term securi-ties gain, are subject to federal income tax as ordinary income. Distributions, if any, from net realized long-term securities gains, derived from the sale of securities held by the Fund for more than one year, are taxable as long-term capital gains, regardless of the length of time a shareholder has owned Fund shares.

  Shareholders are required to pay tax on all taxable distributions, even if those distributions are automatically reinvested in additional Fund shares. A portion of the dividends paid by the Fund may qualify for the corporate divi-dends received deduction. Dividends consisting of interest from U.S. government securities may be exempt from state and local income taxes. The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

  A shareholder's gain or loss on the disposition of Fund shares (whether by redemption, sale or exchange), generally will be a long-term or short-term gain or loss depending on the length of time the shares had been owned at disposi-tion. Losses realized by a shareholder on the disposition of Fund shares owned for six months or less will be treated as a long-term capital loss to the extent a capital gain dividend had been distributed on such shares.

  The Fund is required to withhold ("backup withholding") 31% of all taxable dividends, capital gain distributions, and the proceeds of any redemption, regardless of whether gain or loss is realized upon the redemption, for share-holders who do not provide the Fund with a correct taxpayer identification num-ber (social security or employer identification number). Withholding from tax-able dividends and capital gain distributions also is required for shareholders who otherwise are subject to backup withholding. Any tax withheld as a result of backup withholding does not constitute an additional tax, and may be claimed as a credit on the shareholder's' federal income tax return.

PURCHASE, EXCHANGE AND REDEMPTION OF SHARES


  Purchases of the Fund's Class Z shares must be made in accordance with the terms of a Qualified Plan. Purchases are effected at the net asset value next determined after a purchase order is received by Smith Barney (the "trade date"). Payment is due to Smith Barney on the third business day (the "settle-ment date") after the trade date. Investors who make payment prior to the set-tlement date may designate a temporary investment (such as a money market fund of the Smith Barney Mutual Funds) for such payment until settlement date. The Fund reserves the right to reject any purchase order and to suspend the offer-ing of shares for a period of time. There are no minimum investment require-ments for Class Z shares; however, the Fund reserves the right to vary this policy at any time.

  Purchase orders received by Smith Barney prior to the close of regular trad-ing on the NYSE, currently 4:00 p.m., Eastern Standard time, on any day that the Fund calculates its net asset value, are priced according to the net asset value determined on that day. See "Valuation of Shares."

  Qualified Plans may redeem their shares on any day on which the Fund calcu-lates its net asset value. See "Valuation of Shares." Redemption requests received in proper form prior to the close of regular trading on the NYSE are priced at the net asset value per share determined on that day. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value as next determined. Shareholders acquiring Class Z shares through a Qualified Plan should consult the terms of their respective plans for redemption provisions.

  Holders of Class Z shares should consult their Qualified Plans for informa-tion about available exchange options.

PERFORMANCE


  From time to time the Fund may include its total return, average annual total return and current dividend return for Class Z shares in advertisements and/or other types of sales literature. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income divi-dends and capital gain distributions on the reinvestment dates at prices calcu-lated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and sub-tracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with non-standard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current dividend return for Class Z shares by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The current dividend may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These fac-tors and possible differences in the methods used in calculating current divi-dend return should be considered when comparing Class Z shares current return to yields published for other investment companies and other investment vehi-cles. The Fund may also include comparative performance information in adver-tising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications. The Fund will include performance data for Class Z shares in any advertisement or information including performance data of the Fund.

MANAGEMENT OF THE COMPANY AND THE FUND


 BOARD OF DIRECTORS

  Overall responsibility for management and supervision of the Fund rests with the Company's Board of Directors. The Directors approve all significant agree-ments between the Company and the companies that furnish services to the Fund and the Company, including agreements with its distributor, investment adviser and administrator, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's investment adviser and administrator. The Statement of Additional Information contains background information regarding each Director and executive officer of the Company.

 MMC

  MMC, located at 388 Greenwich Street, New York, New York 10013, serves as the Fund's investment adviser and manages the day-to-day operations of the Fund pursuant to an investment advisory and administration agreement entered into by the Company, on behalf of the Fund. MMC renders investment advice to investment companies which had aggregate assets under management as of March 31, 1998 of approximately $100.5 billion.

  Subject to the supervision and direction of the Company's Board of Directors, MMC manages the Fund's portfolio in accordance with the Fund's stated invest-ment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfolio man-agers and securities analysts who provide research services to the Fund. For services rendered, the Fund pays MMC a monthly fee at the annual rate of 0.85% of the value of its average daily net assets. Although this fee is higher than that paid by most investment companies, the Fund's management has determined that it is compara-ble to the fee charged other investment companies that have similar investment objectives and policies.

 PORTFOLIO MANAGEMENT

  John Stoeser, has served as Vice President and Investment Officer of the Fund and has been responsible for management of the Fund's assets since April 1998. Mr. Stoeser was Vice President and Research Analyst of the Fund since July 1997. From 1992 until July 1997 Mr. Stoeser was Assistant Vice President, Portfolio Manager and Research Analyst with Safeco Asset Management.

  Management's discussion and analysis, and additional performance information regarding the Fund during the fiscal year ended December 31, 1997 is included in the Annual Report dated December 31, 1997. A copy of the Annual Report may be obtained upon request and without charge from a Smith Barney Financial Con-sultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

  On April 6, 1998, Travelers Group Inc. ("Travelers") announced that it had entered into a Merger Agreement with Citicorp. The transaction, which is expected to be completed during the third quarter of 1998, is subject to vari-ous regulatory approvals, including approval by the Federal Reserve Board. The transaction is also subject to approval by the stockholders of each of Travel-ers and Citicorp. Upon consummation of the merger, the surviving corpo-ration would be a bank holding company subject to regulation under the Bank Holding Company Act of 1956 (the "BHCA"), the requirements of the Glass-Steagall Act and certain other laws and regulations. Although the effects of the merger of Travelers and Citicorp and compliance with the requirements of the BHCA and the Glass-Steagall Act are still under review, MMC does not believe that its compliance with applicable law following the merger of Trav-elers and Citicorp will have a material adverse effect on its ability to con-tinue to provide the Fund with the same level of investment advisory services that it currently receives.

 DISTRIBUTOR-SMITH BARNEY

  Smith Barney is located at 388 Greenwich Street, New York, New York 10013, and services as the Fund's distributor. Smith Barney is a wholly-owned subsid-iary of Travelers.

ADDITIONAL INFORMATION


  The Company was organized as a Maryland corporation pursuant to Articles of Incorporation dated September 29, 1981, as amended from time to time. The Fund offers shares of common stock currently classified into five Classes, A, B, C, Y and

Z, with a par value of $.001 per share. Each Class represents an identical interest in the Fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the des-ignation of each Class; (b) the effect of the respective sales charges for each Class; (c) the distribution and/or service fees borne by each Class pur-suant to the Plan; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The Directors, on an ongoing basis, will consider whether any such conflicts exists and, if so, take appropriate action.

  PNC Bank, National Association is located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103 and serves as custodian of the Fund's invest-ments.

  First Data Investor Services Group, Inc. ("First Data") is located at Exchange Place, Boston, Massachusetts 02109 and serves as the Company's trans-fer agent.

  The Company does not hold annual shareholder meetings. There normally will be no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders. The Directors will call a meeting for any pur-pose upon written request of shareholders holding at least 10% of the Company's outstanding shares and the Company will assist shareholders in call-ing such a meeting as required by the 1940 Act. When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the Company will be voted on a Company-wide basis on all matters except matters affecting only the interests of one Fund or one Class of shares.

  The Fund sends its shareholders a semi-annual report and an audited annual report, each of which includes a list of the investment securities held by the Fund at the end of the reporting period. In an effort to reduce the Fund's printing and mailing costs, the Company plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this con-solidation to apply to their accounts should contact their Smith Barney Finan-cial Consultant or First Data.

                                               SMITH BARNEY
                                               ---------------------------------
                                               A Member of TravelersGroup [LOGO]


                                                                   SMITH BARNEY
                                                                     CONTRARIAN
                                                                           FUND


                                   388 Greenwich Street New York, New York 10013

                                                               FD01010 5/98

                                                               SMITH BARNEY

                                                                 Contrarian
                                                                       Fund

                                                            April 30, 1998,

                                                                 as amended

                                                               May 22, 1998
                                                   PROSPECTUS BEGINS ON PAGE ONE


[LOGO] SMITH BARNEY MUTUAL FUNDS
       Investing for your future.
       Everyday.

P R O S P E C T U S

PROSPECTUS                        April 30, 1998, as amended May 22, 1998


Smith Barney

Contrarian Fund
388 Greenwich Street
New York, New York 10013
(800) 451-2010

 The primary investment objective of the Smith Barney Contrarian Fund (the "Fund") is long term growth of capital.

 The Fund is one of a number of funds, each having distinct investment objec-tives and policies, making up the Smith Barney Investment Funds Inc. (the "Com-pany"). The Fund is an open-end, management investment company commonly referred to as a mutual fund.

 This Prospectus sets forth concisely certain information about the Company and the Fund, including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference. Shares of other funds offered by the Company are described in separate Prospectuses that may be obtained by calling the Company at the tele-phone number set forth above or by contacting a Smith Barney Financial Consul-tant.

 Additional information about the Fund is contained in a Statement of Addi-tional Information dated April 30, 1998, as amended or supplemented from time to time, that is available upon request and without charge by calling or writ-ing the Fund at the telephone number or address set forth above or by contact-ing a Smith Barney Financial Consultant. The Statement of Additional Informa-tion has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

MUTUAL MANAGEMENT CORP.
Investment Adviser and Administrator

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


PROSPECTUS SUMMARY                              3
-------------------------------------------------
FINANCIAL HIGHLIGHTS                           10
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES   14
-------------------------------------------------
VALUATION OF SHARES                            20
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES             20
-------------------------------------------------
PURCHASE OF SHARES                             22
-------------------------------------------------
EXCHANGE PRIVILEGE                             32
-------------------------------------------------
REDEMPTION OF SHARES                           35
-------------------------------------------------
MINIMUM ACCOUNT SIZE                           38
-------------------------------------------------
PERFORMANCE                                    38
-------------------------------------------------
MANAGEMENT OF THE COMPANY AND THE FUND         39
-------------------------------------------------
DISTRIBUTOR                                    40
-------------------------------------------------
ADDITIONAL INFORMATION                         41
-------------------------------------------------

--------------------------------------------------------------------------------

  No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the distributor. This Prospectus does not constitute an offer by the Fund or the distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.

--------------------------------------------------------------------------------

PROSPECTUS SUMMARY


 The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information. Cross references in this summary are to headings in the Prospec-tus. See "Table of Contents."

INVESTMENT OBJECTIVE The Fund is an open-end, diversified management invest-ment company whose investment objective is long term growth of capital. See "Investment Objective and Management Policies."

ALTERNATIVE PURCHASE ARRANGEMENTS The Fund offers several classes of shares ("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three classes of shares: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $15,000,000. In addition, a fifth Class, Class Z shares, which is offered pur-suant to a separate prospectus, is offered exclusively to tax-exempt employee benefit and retirement plans of Smith Barney Inc. ("Smith Barney") and its affiliates. See "Purchase of Shares" and "Redemption of Shares."

 Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 5.00% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus Summary-- Reduced or No Initial Sales Charge."

 Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. The CDSC may be waived for certain redemp-tions. Class B shares are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

 Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions ("Class B Dividend Shares") will be converted at that time. See "Purchase of Shares-- Deferred Sales Charge Alternatives."

 Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Fund shares which, when combined with current holdings of Class C shares of the Fund, equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

 Class Y Shares. Class Y shares are available only to investors meeting an ini-tial investment minimum of $15,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

 In deciding which Class of Fund shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

 Intended Holding Period. The decision as to which Class of shares is more ben-eficial to an investor depends on the amount and intended holding period of his or her investment. Shareholders who are planning to establish a program of reg-ular investment may wish to consider Class A shares; as the investment accumu-lates, shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an investment alternative, Class B shares and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may par-tially or wholly offset the higher annual expenses of these Classes. Because the Fund's future return cannot be predicted, however, there can be no assur-ance that this would be the case.

 Finally investors should consider the effect of the CDSC period and any con-version rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, they do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks.

 Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Fund. In addition, Class A share purchases of $500,000 or more, will be made at net asset value with no initial sales charge, but may be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The $500,000 investment may be met by adding the purchase to the net asset value of all Class A shares held in funds sponsored by Smith Barney listed under "Exchange Privilege." Class A share purchases may also be eligible for a reduced initial sales charge. See "Purchase of Shares." Because the ongoing expenses of Class A shares may be lower than those for Class B and Class C shares, purchasers eligible to purchase Class A shares at net asset value or at a reduced sales charge should consider doing so.

 Smith Barney Financial Consultants may receive different compensation for selling different Classes of shares. Investors should understand that the pur-pose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.

 See "Purchase of Shares" and "Management of the Company and the Fund" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Exchange Privilege" for other differences between the Classes of shares.

SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS Investors may be eligible to participate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under
Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), as well as other types of participant directed, tax-qualified employee benefit plans. Investors may also be eligible to participate in the Smith Barney ExecChoice(TM) Program. Class A and Class C shares are available without a sales charge as investment alternatives under both of these programs. See "Pur-chase of Shares--Smith Barney 401(k) Program."

PURCHASE OF SHARES Shares may be purchased through a brokerage account main-tained at Smith Barney. Shares may also be purchased through a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain institutional investors, may purchase shares directly from the Fund through the Fund's transfer agent, First Data Investor Services Group, Inc. ("First Data"). See "Purchase of Shares."

INVESTMENT MINIMUMS Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an individual retirement account ("IRA") or a Self-Employed Retirement Plan. Investors in Class Y shares may open an account for an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subse-quent investment requirement for all Classes is $25. The minimum investment requirements for the purchase of Fund shares through the Systematic Investment Plan are described below. See "Purchase of Shares."

SYSTEMATIC INVESTMENT PLAN The Fund offers shareholders a Systematic Invest-ment Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares. The minimum initial investment requirements for Class A, Class B and Class C shares and the subsequent investment requirement for all classes for shareholders purchasing shares through the Systematic Investment Plan on a monthly basis is $25 and on a quarterly basis is $50. See "Purchase of Shares."

REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and "Redemption of Shares."

MANAGEMENT OF THE FUND Mutual Management Corp. ("MMC") (formerly known as Smith Barney Mutual Funds Management Inc.) serves as the Fund's investment adviser. MMC provides investment advisory and management services to invest-ment companies affiliated with Smith Barney. MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries principally in four business segments: Investment Services, including Asset Management, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. MMC also serves as the Fund's administrator. See "Management of the Company and the Fund."

EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same Class of certain other funds of the Smith Barney Mutual Funds at the respec-tive net asset values next determined. See "Exchange Privilege."

VALUATION OF SHARES Net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and is also available from Smith Barney Financial Consultants. See "Valuation of Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income and distribu-tions of net realized capital gains, if any, are declared and paid at least annually. See "Dividends, Distributions and Taxes."

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and distribution rein-vestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."

RISK FACTORS AND SPECIAL CONSIDERATIONS The Fund invests principally in common stocks. The prices of common stocks and other securities fluctuate and, there-fore, the value of an investment in the Fund will vary based upon the Fund's investment performance. Any income from these investments will be incidental to the goal of capital appreciation. The Fund may use management techniques and strategies involving options, futures contracts and options on futures (which are sometimes referred to as "derivatives"). The utilization of these tech-niques may involve greater than ordinary investment risks and the likelihood of more volatile price fluctuation. See "Investment Objective and Management Poli-cies."

THE FUND'S EXPENSES The following expense table lists the costs and expenses that an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and the Fund's operating expenses for its most recent fiscal year:

  SMITH BARNEY CONTRARIAN FUND                 CLASS A CLASS B CLASS C CLASS Y
------------------------------------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSES
    Maximum sales charge imposed on purchases
      (as a percentage of offering price)       5.00%   None    None    None
    Maximum CDSC (as a percentage of original
      cost or redemption proceeds, whichever
      is lower)                                 None*   5.00%   1.00%   None
------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
    (as a percentage of offering price)
    Management Fees                             0.85%   0.85%   0.85%   0.85%
    12b-1 Fees**                                0.25    1.00    1.00    None
    Other Expenses                              0.18    0.20    0.19    0.05
------------------------------------------------------------------------------
  TOTAL FUND OPERATING EXPENSES                 1.28%   2.05%   2.04%   0.90%
------------------------------------------------------------------------------

   * Purchases of Class A shares of $500,000 or more will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.
  ** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

 Class A shares of the Fund purchased through the Smith Barney AssetOne Program will be subject to an annual asset-based fee, payable quarterly, in lieu of the initial sales charge. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through the Program. For more information, please call your Smith Barney Financial Consultant.

 The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of Class B, Class C and certain Class A shares, the length of time the shares are held and whether the shares are held through the Smith Barney 401(k) and ExecChoice(TM) Programs. See "Purchase of Shares" and "Redemption of Shares." Smith Barney receives an annual 12b-1 service fee of 0.25% of the value of average daily net assets of Class A shares. Smith Barney also receives with respect to Class B shares and Class C shares, an annual 12b-1 fee of 1.00% of the value of average daily net assets of that Class, consisting of a 0.25% service fee and a 0.75% distribution fee. "Other Expenses" in the above table include fees for share-holder services, custodial fees, legal and accounting fees, printing costs and registration fees.

 EXAMPLE

  The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Company and the Fund."

  SMITH BARNEY CONTRARIAN FUND                1 YEAR 3 YEARS 5 YEARS 10 YEARS*
------------------------------------------------------------------------------
  An investor would pay the following
  expenses on a $1,000 investment, assuming
  (1) 5.00% annual return and (2) redemption
  at the end of each time period:
    Class A..................................  $62     $89    $117     $197
    Class B..................................   71      94     120      218
    Class C..................................   31      64     110      237
    Class Y..................................    9      29      50      111
  An investor would pay the following
  expenses on the same investment, assuming
  the same annual return and no redemption:
    Class A..................................   62      89     117      197
    Class B..................................   21      64     110      218
    Class C..................................   21      64     110      237
    Class Y..................................    9      29      50      111
------------------------------------------------------------------------------

* Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

 The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE CONSIDERED REPRESENTA-TIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN ABOVE.

FINANCIAL HIGHLIGHTS


  The following information has been audited by KPMG Peat Marwick LLP, inde-pendent auditors, whose report thereon appears in the Fund's annual report dated December 31, 1997. The information set out below should be read in con-junction with the financial statements and related notes that also appear in the Fund's Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information.

FOR A CLASS A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

SMITH BARNEY CONTRARIAN FUND            1997   1996(1)  1995(1)(2)
-------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR     $13.42  $12.03     $12.00
-------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment income                   0.08    0.10       0.16
 Net realized and unrealized gain        1.77    1.84       0.02
-------------------------------------------------------------------
Total Income From Operations             1.85    1.94       0.18
-------------------------------------------------------------------
LESS DISTRIBUTION FROM:
 Net investment income                  (0.02)  (0.09)     (0.15)
 Net realized gains                     (1.04)  (0.46)       --
-------------------------------------------------------------------
Total Distributions                     (1.06)  (0.55)     (0.15)
-------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR           $14.21  $13.42     $12.03
-------------------------------------------------------------------
TOTAL RETURN                            13.70%  16.33%      1.53%++
-------------------------------------------------------------------
NET ASSETS, END OF YEAR (MILLIONS)       $235    $219       $160
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                                1.28%   1.27%      1.19%+
 Net investment income                   0.55    0.84       2.74+
-------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                    35%     34%         6%
-------------------------------------------------------------------
AVERAGE COMMISSIONS PER SHARE PAID ON
 EQUITY TRANSACTIONS                    $0.06   $0.06      $0.06
-------------------------------------------------------------------

 (1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method because it more accurately reflects the per share data for the period.
 (2) For the period from June 30, 1995 (inception date) to December 31, 1995. ++ Total return is not annualized, as it may not be representative of the total return for the year.
  +  Annualized.

FOR A CLASS B SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

SMITH BARNEY CONTRARIAN FUND            1997   1996(1)  1995(1)(2)
------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR     $13.41  $12.02    $12.00
------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment income (loss)           (0.03)   0.01      0.11
 Net realized and unrealized gain        1.77    1.84      0.02
------------------------------------------------------------------
Total Income From Operations             1.74    1.85      0.13
------------------------------------------------------------------
LESS DISTRIBUTION FROM:
 Net investment income                    --      --      (0.11)
 Net realized gains                     (1.04)  (0.46)       --
------------------------------------------------------------------
Total Distributions                     (1.04)  (0.46)    (0.11)
------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR           $14.11  $13.41    $12.02
------------------------------------------------------------------
TOTAL RETURN                            12.84%  15.55%     1.16%++
------------------------------------------------------------------
NET ASSETS, END OF YEAR (MILLIONS)       $547    $485       $300
------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                                2.05%   2.03%     1.94%+
 Net investment income (loss)           (0.22)   0.08      1.99+
------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                    35%     34%         6%
------------------------------------------------------------------
AVERAGE COMMISSIONS PER SHARE PAID ON
 EQUITY TRANSACTIONS                    $0.06   $0.06     $0.06
------------------------------------------------------------------

 (1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method because it more accurately reflects the per share data for the period.
 (2) For the period from June 30, 1995 (inception date) to December 31, 1995. ++ Total return is not annualized, as it may not be representative of the total return for the year.
  +  Annualized.

FOR A CLASS C SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

SMITH BARNEY CONTRARIAN FUND            1997   1996(1)  1995(1)(2)
-------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR     $13.41  $12.03     $12.00
-------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment income (loss)           (0.03)   0.00*      0.11
 Net realized and unrealized gain        1.78    1.84       0.03
-------------------------------------------------------------------
Total Income From Operations             1.75    1.84       0.14
-------------------------------------------------------------------
LESS DISTRIBUTION FROM:
 Net investment income                    --      --       (0.11)
 Net realized gains                     (1.04)  (0.46)       --
-------------------------------------------------------------------
Total Distributions                     (1.04)  (0.46)     (0.11)
-------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR           $14.12  $13.41     $12.03
-------------------------------------------------------------------
TOTAL RETURN                            12.91%  15.45%      1.16%++
-------------------------------------------------------------------
NET ASSETS, END OF YEAR (MILLIONS)        $77     $68        $43
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                                2.04%   2.03%      1.91%+
 Net investment income (loss)           (0.21)   0.08       2.02+
-------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                    35%     34%         6%
-------------------------------------------------------------------
AVERAGE COMMISSIONS PER SHARE PAID ON
 EQUITY TRANSACTIONS                    $0.06   $0.06      $0.06
-------------------------------------------------------------------

 (1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method because it more accurately reflects the per share data for the period.
 (2) For the period from June 30, 1995 (inception date) to December 31, 1995. ++ Total return is not annualized, as it may not be representative of the total return for the year.
  +  Annualized.
  *  Amount Represents less than $0.01 per share.

FOR A CLASS Y SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

SMITH BARNEY CONTRARIAN FUND            1997   1996(1)(2)
----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR     $13.43    $12.21
----------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment income                   0.16      0.12
 Net realized and unrealized gain        1.77      1.69
----------------------------------------------------------
Total Income From Operations             1.93      1.81
----------------------------------------------------------
LESS DISTRIBUTION FROM:
 Net investment income                  (0.08)    (0.13)
 Net realized gains                     (1.04)    (0.46)
----------------------------------------------------------
Total Distributions                     (1.12)    (0.59)
----------------------------------------------------------
NET ASSET VALUE, END OF YEAR           $14.24    $13.43
----------------------------------------------------------
TOTAL RETURN                            14.23%    14.97%++
----------------------------------------------------------
NET ASSETS, END OF YEAR (MILLIONS)        $72       $65
----------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                                0.90%     0.92%+
 Net investment income                   0.92      1.12%+
----------------------------------------------------------
PORTFOLIO TURNOVER RATE                    35%       34%
----------------------------------------------------------
AVERAGE COMMISSIONS PER SHARE PAID ON
 EQUITY TRANSACTIONS                    $0.06     $0.06
----------------------------------------------------------

 (1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method because it more accurately reflects the per share data for the period.
 (2) For the period from January 31, 1996 (inception date) to December 31,
     1996.
  ++ Total return is not annualized, as it may not be representative of the total return for the year.
  +  Annualized.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES


 The investment objective of the Fund is long term growth of capital. There can be no assurance that the investment objective of the Fund will be achieved. The Fund's investment objective may be changed only by the "vote of a majority of the outstanding voting securities" as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

 The Fund attempts to achieve its objective by investing primarily in common stock and securities, including debt securities which are convertible into common stock and which are currently price depressed, undervalued or out of favor. Such securities might typically be valued at the low end of their 52 week trading range. Although under normal circumstances the Fund's portfolio will primarily consist of these securities, the Fund may also invest in pre-ferred stocks and warrants when MMC perceives an opportunity for capital growth from such securities. The Fund may, from time to time enter into futures contracts, write call options and purchase put options (which are sometimes referred to as "derivatives"). A derivative is a financial instru-ment whose performance is derived, at least in part, from the performance of an underlying asset. The Fund will not invest more than 10% of its assets in derivatives. The Fund may also invest in repurchase agreements and reverse repurchase agreements, sell securities short "against the box", purchase the securities of companies with less than three years of continuous operation, lend its portfolio securities and invest in real estate investment trusts and foreign securities.

 MMC's investment decisions with respect to the Fund's portfolio are based upon analysis and research, taking into account, among other factors, the relationship of book value to market value of the securities, cash flow, the multiple of earnings, private market value and the ratio of market capitaliza-tion to sales. These factors are not applied formulaically, as MMC examines each security separately.

 Although the Fund's assets will be invested primarily in equity securities, government securities and money market instruments may be held and repurchase agreements may be entered into for temporary defensive purposes so that the Fund may receive a return on its otherwise uninvested cash. When MMC invests in such securities, investment income will increase and may constitute a larger portion of the return on the Fund.

 RISK FACTORS AND OTHER SPECIAL CONSIDERATIONS

  Warrants; Convertible Securities. A warrant is a security that gives the holder the right, but not the obligation, to subscribe for newly created secu-rities of the issuer or a related company at a fixed price either at a certain date or during a set period. A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. In investing in convertible securities, the Fund seeks the opportuni-ty, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible.

  Covered Option Writing. The Fund may utilize listed options (including puts, calls, interest rate and currency swaps, caps, collars, spreads, straddles and floors) with respect to its portfolio securities. The Fund realizes a fee (re-ferred to as a "premium") for granting the rights evidenced by the options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period.

  Upon the exercise of a put option written by the Fund, the Fund may suffer a loss equal to the difference between the price at which the Fund is required to purchase the underlying security and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by the Fund, the Fund may suffer a loss equal to the excess of the security's market value at the time of the option exercise over the Fund's cost of the security, less the premium received for writing the option.

  The Fund will write only covered options with respect to its portfolio secu-rities. Accordingly, whenever the Fund writes a call option on its securities, it will continue to own or have the present right to acquire the underlying security for as long as it remains obligated as the writer of the option. To support its obligation to purchase the underlying security if a call option is exercised, the Fund will either (a) deposit with its custodian in a segregated account, cash, government securities or other high grade debt obligations hav-ing a value at least equal to the exercise price of the underlying securities or (b) continue to own an equivalent number of puts of the same "series" (that is, puts on the same underlying security) with exercise prices greater than those that it has written (or, if the exercise prices of the puts that it holds are less than the exercise prices of those that it has written, it will deposit the difference with its custodian in a segregated account).

  The Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, the Fund would purchase, prior to the holder's exercise of an option that the Fund has written, an option of the same series as that on which the Fund desires to terminate its obligation. The obligation of the Fund under an option that it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as a result of the transaction. There can be no assurance that the Fund will be able to effect closing purchase transactions at a time when it wishes to do so. To facilitate closing purchase transactions, however, the Fund ordinar-ily will write options only if a secondary market for the options exists on domestic securities exchanges or in the over-the-counter market.

  Purchasing Put and Call Options on Securities. The Fund may utilize up to 5% of its assets to purchase put options on portfolio securities and may do so at or about the same time that it purchases the underlying security or at a later time. By buying a put, the Fund limits the risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of, or in the yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. The Fund may utilize up to 5% of its assets to purchase call options on portfolio securities. Call options may be purchased by the Fund in order to acquire the underlying securities for the Fund at a price that avoids any additional cost that would result from a sub-stantial increase in the market value of a security. The Fund also may purchase call options to increase its return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security.

  Prior to their expirations, put and call options may be sold in closing sale transactions (sales by the Fund, prior to the exercise of options it has pur-chased, of options of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

  Options on Broad-Based Domestic Stock Indexes. The Fund may write call options and purchase put options on broad-based domestic stock indexes and enter into closing transactions with respect to such options. Options on stock indexes are similar to options on securities except that, rather than having the right to take or make delivery of stock at the specified exercise price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is "in the money"; i.e. the closing level of the index is higher than the exercise price of the option. This amount of cash is equal to the difference between the closing level of the index and the exercise price of the option, expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally rather than price movements in the individual stocks.

  The effectiveness of purchasing and writing puts and calls on stock index options depends to a large extent on the ability of the MMC to predict the price movement of the stock index selected. Therefore, whether the Fund real-izes a gain or loss from the purchase of options on an index depends upon move-ments in the level of stock prices in the stock market generally. Additionally, because exercises of index options are settled in cash, a call writer such as the Fund cannot determine the amount of the settlement obligations in advance and it cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. When the Fund has written the call, there is also a risk that the market may decline between the time the Fund has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Fund is able to exercise the closing transaction with respect to the long call posi-tion it holds.

  Futures Contracts and Options on Futures Contracts. A futures contract pro-vides for the future sale by one party and the purchase by the other party of a certain amount of a specified security at a specified price, date, time and place. The Fund may enter into futures contracts to sell securities when MMC believes that the value of the Fund's securities will decrease. An option on a futures contract, as contrasted with the direct investment in a futures con-tract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. A call option gives the pur-chaser of the option the right to enter into a futures contract to buy and obliges the writer to enter into a futures contract to sell the underlying securities. A put option gives a purchaser the right to sell and obliges the writer to buy the underlying contract. The Fund may enter into futures con-tracts to purchase securities when MMC anticipates purchasing the underlying securities and believes that prices will rise before the purchases will be made. The Fund's custodian will maintain, in a segregated account of the Fund, cash, debt securities of any grade or equity securities having a value equal to or greater than the Fund's obligations, provided such securities have been determined by MMC to be liquid and unencumbered, and are marked to market dai-ly, pursuant to guidelines established by the Directors. The Fund will not enter into futures contracts for speculation and will only enter into futures contracts that are traded on a U.S. exchange or board of trade.

  Lending Securities. Consistent with applicable regulatory requirements, the Fund is authorized to lend securities it holds to brokers, dealers and other financial organizations. The Fund's loans of securities will be collateralized by cash, letters of credit or government securities that are maintained at all times in a segregated account with the Fund's custodian in an amount at least equal to the current market value of the loaned securities. By lending its portfolio securities, the Fund will seek to generate income by continuing to receive interest on the loaned securities, by investing the cash collateral in short-term instruments or by obtaining yield in the form of interest paid by the borrower when government securities are used as collateral. The risks in lending portfolio securities, as with other extensions of secured credit, con-sist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the bor-rower fail financially. Loans will be made to firms deemed by MMC to be of good standing and will not be made unless, in the judgment of MMC, the consid-eration to be earned from such loans would justify the risk.

  Foreign Securities. The Fund may invest up to 10% of its net assets in secu-rities of foreign issuers. Investing in foreign securities involves certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political or economic developments and the possible imposition of restrictions or prohibitions on the repatriation of foreign currencies or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and, typically, the lack of uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic companies. Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, with respect to certain foreign countries, the possibility exists of expropriation, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including the withholding of dividends.

  The Fund may invest in securities commonly known as American Depositary Receipts ("ADR's") of foreign issuers which have certain risks, including trading for a lower price, having less liquidity than their underlying securi-ties and risks relating to the issuing bank or trust company. ADR's can be sponsored by the issuing bank or trust company or unsponsored. Holders of unsponsored ADR's have a greater risk that receipt of corporate information will be untimely and incomplete and costs may be higher.

  Restricted and Illiquid Securities. The Fund may invest in securities which are not readily marketable, as well as restricted securities not registered under the Securities Act of 1933, as amended (the "Securities Act"), OTC options and securities that are otherwise considered illiquid as a result of market or other factors. Although it may invest up to 15% of its assets in such securities, the Fund does not currently anticipate investing more than 5% on its assets in restricted or illiquid securities. The Fund may invest in securities eligible for resale under Rule 144A of the Securities Act ("Rule 144A securities"). The Board of Directors of the Fund may determine that spe-cific Rule 144A securities held by the Fund may be deemed liquid. Neverthe-less, due to changing market or other factors, Rule 144A securities may be subject to a greater possibility of becoming illiquid than registered securi-ties.

  Borrowing. The Fund may also borrow money from banks temporarily for emer-gency purposes in an amount not exceeding 33 1/3% of the Fund's total assets.

  A complete list of investment restrictions that the Fund has adopted includ-ing restrictions that cannot be changed without the approval of the Fund's out-standing shares is contained in the Statement of Additional Information. Except for the Fund's investment objective and those restrictions specifically identi-fied as fundamental which may not be changed without the "vote of a majority of the outstanding voting securities" as defined in the 1940 Act, all investment policies and practices described in this Prospectus and in the Statement of Additional Information are non-fundamental and may be changed by the Board of Directors without shareholder approval.

  Year 2000. The investment management services provided to the Fund by MMC and the services provided to shareholders by Smith Barney, the Fund's Distributor, depend on the smooth functioning of their computer systems. Many computer soft-ware systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. MMC and Smith Barney have advised the Fund that they have been reviewing all of their com-puter systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, MMC has been advised by the Fund's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assur-ance that MMC, Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time.

 PORTFOLIO TRANSACTIONS AND TURNOVER

 MMC arranges for the purchase and sale of the Fund's securities and selects brokers and dealers (including Smith Barney), which in its best judgment pro-vide prompt and reliable execution at favorable prices and reasonable commis-sion rates. MMC may select brokers and dealers which provide it with research services and may cause the Fund to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services. In selecting a broker, including Smith Barney, for a trans-action, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable MMC to supplement its own research and analysis.

 It is anticipated that the annual portfolio turnover rate of the Fund normally will be less than 100%. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fis-cal year by the monthly average of the value of the Fund's securities, with money market instruments with less than one year to maturity excluded. A 100% portfolio turnover rate would occur, for example, if all included securities were replaced once during the year. See "Financial Highlights" for the Fund's annual turnover rate during each year since inception.

VALUATION OF SHARES


 The Fund's net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of the Class outstanding.

 Generally, the Fund's investments are valued at market value, or, in the absence of a market value with respect to any securities, at fair value. Secu-rities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assis-tance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchange, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be deter-mined by consideration of other factors by or under the direction of the Board of Directors. Over-the-counter securities are valued on the basis of the bid price at the close of business on each day. Unlisted foreign securities are valued at the mean between the last available bid and offer price prior to the time of valuation. Any assets or liabilities initially expressed in terms of foreign currencies will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. Securities for which market quotations are not readily available are valued at fair value. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Directors.

DIVIDENDS, DISTRIBUTIONS AND TAXES


 DIVIDENDS AND DISTRIBUTIONS

 The Fund's policy is to distribute dividends from net investment income and, net realized capital gains, if any, annually. The Fund may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary income and capital gains realized, in order to avoid a Federal excise tax liability. If a shareholder does not otherwise instruct, dividends and capital gain dis-tributions will be reinvested automatically in additional shares of the same Class at net asset value, with no additional sales charge or CDSC.

 The per share amounts of dividends from net investment income on Classes B and C may be lower than that of Classes A and Y, mainly as a result of the distri-bution fees applicable to Class B and C shares. Similarly, the per share amounts of dividends from net investment income on Class A shares may be lower than that of Class Y, as a result of the service fee attributable to Class A shares. Capital gain distributions, if any, will be the same amount across all Classes of Fund shares (A, B, C and Y).

 TAXES

 The following is a summary of the material federal tax consideration affecting the Fund and Fund shareholders. Please refer to the Statement of Additional Information for further discussion. In addition to the considerations described below and in the Statement of Additional Information, there may be other feder-al, state, local, and/or foreign tax applications to consider. Because taxes are a complex matter, prospective shareholders are urged to consult their tax advisors for more detailed information with respect to the tax consequences of any investment.

 The Fund intends to qualify, as it has in prior years, under Subchapter M of the Code for tax treatment as a regulated investment company. In each taxable year that the Fund qualifies, so long as such qualification is in the best interests of its shareholders, the Fund will pay no federal income tax on its net investment company taxable income and long-term capital gain that is dis-tributed to shareholders.

 Dividends paid from net investment income and net realized short-term securi-ties gain, are subject to federal income tax as ordinary income. Distributions, if any, from net realized long-term securities gains, derived from the sale of securities held by the Fund for more than one year, are taxable as long-term capital gains, regardless of the length of time a shareholder has owned Fund shares.

 Shareholders are required to pay tax on all taxable distributions, even if those distributions are automatically reinvested in additional Fund shares. A portion of the dividends paid by the Fund may qualify for the corporate divi-dends received deduction. Dividends consisting of interest from U.S. government securities may be exempt from state and local income taxes. The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

 A shareholder's gain or loss on the disposition of Fund shares (whether by redemption, sale or exchange), generally will be a long-term or short-term gain or loss depending on the length of time the shares had been owned at disposi-tion. Losses realized by a shareholder on the disposition of Fund shares owned for six months or less will be treated as a long-term capital loss to the extent a capital gain dividend had been distributed on such shares.

 The Fund is required to withhold ("backup withholding") 31% of all taxable dividends, capital gain distributions, and the proceeds of any redemption, regardless of whether gain or loss is realized upon the redemption, for share-holders who do not provide the Fund with a correct taxpayer identification num-ber (social security or employer identification number). Withholding from tax-able dividends and capital gain distributions also is required for shareholders who otherwise are subject to backup withholding. Any tax withheld as a result of backup withholding does not constitute an additional tax, and may be claimed as a credit on the shareholders' federal income tax return.

PURCHASE OF SHARES


 GENERAL

  The Fund offers four Classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemp-tions. Class Y shares are sold without an initial sales charge or CDSC and are available only to investors investing a minimum of $15,000,000 (except for pur-chases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount). The Fund offers a fifth class of shares: Class Z shares, which are offered without a sales charge, CDSC, service fee or distribution fee, exclusively to tax-exempt employee benefit and retire-ment plans of Smith Barney and its affiliates. Investors meeting this criteria who are interested in acquiring Class Z shares should consult a Smith Barney Financial Consultant for a Class Z shares prospectus. See "Prospectus Summary-- Alternative Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.

  Purchases of Fund shares must be made through a brokerage account maintained with Smith Barney, an Introducing Broker or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain other institutional investors, may purchase shares directly from the Fund through First Data. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B, Class C or Class Y shares. Smith Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data are not subject to a main-tenance fee.

  Investors in Class A, Class B and Class C shares may open an account by mak-ing an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the Fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For par-ticipants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes in the Fund is $25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and the subse-quent investment requirement for all Classes is $25. For shareholders purchas-ing shares of the Fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Travelers and its subsidiaries, including Smith Barney, Directors or Trust-ees of any of the Smith Barney Mutual Funds or other funds affiliated with Travelers, and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by First Data. Share certificates are issued only upon a shareholder's written request to First Data.

  Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, on any day the Fund calculates its net asset val-ue, are priced according to the net asset value determined on that day (the "trade date"). Orders received by dealers or Introducing Brokers prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business. For shares purchased through Smith Barney or Introducing Brokers purchasing through Smith Barney, payment for Fund shares is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

 SYSTEMATIC INVESTMENT PLAN

  Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Smith Barney or First Data is authorized through preautho-rized transfers of at least $25 on a monthly basis or at least $50 on a quar-terly basis to charge the regular bank account or other financial institution indicated by the shareholder on a monthly or quarterly basis to provide sys-tematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or First Data. The Systematic Investment Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Barney Financial Consultant.

 INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES

  The sales charges applicable to purchases of Class A shares of the Fund are as follows:

                                  SALES CHARGE
                         ------------------------------
                                                             DEALERS'
                              % OF           % OF       REALLOWANCE AS % OF
  AMOUNT OF INVESTMENT   OFFERING PRICE AMOUNT INVESTED   OFFERING PRICE
---------------------------------------------------------------------------
  Less than $25,000           5.00%          5.26%             4.50%
  $ 25,000 - 49,999           4.00           4.17              3.60
    50,000 - 99,999           3.50           3.63              3.15
   100,000 - 249,999          3.00           3.09              2.70
   250,000 - 499,999          2.00           2.04              1.80
   500,000 - and over          *               *                 *
---------------------------------------------------------------------------

* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class C shares is waived. See "Deferred Sales Charge Alternatives" and "Waivers of CDSC."

  Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act.

  The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

 INITIAL SALES CHARGE WAIVERS

  Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board members and employees of Travelers and its subsidiaries and any of the Smith Barney Mutual Funds or other Travelers-affiliated funds (including retired Board members and employees);

the immediate families of such persons (including the surviving spouse of a deceased Board member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repur-chase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the Fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the Fund (or Class A shares of another fund in the Smith Barney Mutual Funds that are offered with a sales charge) and who wish to reinvest their redemption proceeds in the Fund, pro-vided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Travelers; (f) direct rollovers by plan participants from a 401(k) plan offered to employees of Travelers or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by separate accounts used to fund certain unregistered variable annuity contracts; (h) purchases by investors participating in a Smith Barney fee-based arrangement; and (i) pur-chases of Class A shares by Section 403(b) or Section 401(a) or (k) accounts associated with Copeland Retirement Programs. In order to obtain such dis-counts, the purchaser must provide sufficient information at the time of pur-chase to permit verification that the purchase would qualify for the elimina-tion of the sales charge.

 RIGHT OF ACCUMULATION

  Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregat-ing the dollar amount of the new purchase and the total net asset value of all Class A shares of the Fund and of funds sponsored by Smith Barney which are offered with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient informa-tion at the time of purchase to permit verification that the purchase quali-fies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares pur-chased thereafter.

 GROUP PURCHASES

  Upon completion of certain automated systems, a reduced sales charge or pur-chase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative--Class A Shares," and will be based upon the aggregate sales of Class A shares of Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meet-ing certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any. Such plan may, but is not required to, provide for payroll deductions, IRAs or investments pursuant to retirement plans under Section 401 or 408 of the Code. Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Fund shares at a discount and (c) satisfies uniform crite-ria which enable Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, and must agree to include sales and other materials related to the Fund in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discre-tion of Smith Barney.

 LETTER OF INTENT

  Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13-month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes pur-chases of all Class A shares of the Fund and other funds of the Smith Barney Mutual Funds offered with a sales charge over the 13-month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13-month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applica-ble to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please Contact a Smith Barney Financial Consultant or First Data to obtain a Letter of Intent application.

  Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the Fund and agree to purchase a total of $15,000,000 of Class Y shares of the same Fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares pur-chased to date will be transferred to Class A shares, where they will be sub-ject to all fees (including a service fee of 0.25%) and expenses applicable to the Fund's Class A shares, which may include a CDSC of 1.00%. Please contact a Smith Barney Financial Consultant or First Data for further information.

 DEFERRED SALES CHARGE ALTERNATIVES

  "CDSC Shares" are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a) Class B shares; (b) Class C shares; and (c) Class A shares that were purchased without an initial sales charge but subject to a CDSC.

  Any applicable CDSC will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class C shares and Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

  Class C shares and Class A shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of purchases by Participating Plans, as described below. See "Purchase of Shares-- Smith Barney 401(k) and ExecChoice(TM) Programs."

      YEAR SINCE PURCHASE
      PAYMENT WAS MADE      CDSC
---------------------------------
      First                 5.00%
      Second                4.00
      Third                 3.00
      Fourth                2.00
      Fifth                 1.00
      Sixth and thereafter  0.00
---------------------------------

  Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fee. There will also be converted at that time such propor-tion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder. See "Prospectus Summary--Alternative Purchase Arrangements--Class B Shares Conversion Feature."

  In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distribu-tions and finally of other shares held by the shareholder for the longest period of time. The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith Barney.

  To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 addi-tional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appre-ciation ($200) and the value of the reinvested dividend shares ($60). There-fore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

 WAIVERS OF CDSC

  The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic Cash Withdrawal Plan") (provided, however, that automatic cash withdrawal in amounts equal to or less than 2.00% per month of the value of the shareholders shares will be permitted for withdrawal plans that were estab-lished prior to November 7, 1994); (c) redemption of shares within 12 months following the death or disability of the shareholder; (d) redemption of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and (f) redemp-tion of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

  CDSC waivers will be granted subject to confirmation (by Smith Barney in the case of shareholders who are also Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

 SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS

  Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans par-ticipating ("Participating Plans") in these programs.

  The Fund offers to Participating Plans Class A and Class C shares as invest-ment alternatives under the Smith Barney 401(k) and ExecChoice(TM) Programs. Class A and Class C shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and Class C shares acquired by other investors; however, they are not subject to any initial sales charge or CDSC. Once a Participating Plan has made an initial investment in the Fund, all of its subsequent investments in the Fund must be in the same Class of shares, except as otherwise described below.

  Class A Shares. Class A shares of the Fund are offered without any sales charge or CDSC to any Participating Plan that purchases $1,000,000 or more of Class A shares of one or more funds of the Smith Barney Mutual Funds.

  Class C Shares. Class C shares of the Fund are offered without any sales charge or CDSC to any Participating Plan that purchases less than $1,000,000 of Class C shares of one or more funds of the Smith Barney Mutual Funds.

  401(k) and ExecChoice(TM) Plans Opened On or After June 21, 1996. If, at the end of the fifth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program, a Par-ticipating Plan's total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $1,000,000, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund (For Participating Plans that were originally established through a Smith Barney retail brokerage account, the five year period will be calculated from the date the retail brokerage account was opened.) Such Participating Plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five-year exchange to Class A shares, a review of the Participating Plan's holdings will be performed each quarter until either the Participating Plan qualifies or the end of the eighth year.

  401(k) Plans Opened Prior to June 21, 1996. In any year after the date a Par-ticipating Plan enrolled in the Smith Barney 401(k) Program, if its total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

  Any Participating Plan in the Smith Barney 401(k) or ExecChoice(TM) Program, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) or ExecChoice(TM) Program. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional Class C shares of the

Fund but instead may acquire Class A shares of the Fund. Any Class C shares not converted will continue to be subject to the distribution fee.

  Participating Plans wishing to acquire shares of the Fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program must purchase such shares directly from First Data. For further information regarding these Programs, investors should contact a Smith Barney Financial Consultant.

  Existing 401(k) Plans Investing in Class B Shares. Class B shares of the Fund are not available for purchase by Participating Plans opened on or after June 21, 1996, but may continue to be purchased by any Participating Plan in the Smith Barney 401(k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a CDSC of 3.00% of redemption proceeds, if the Participating Plan terminates within eight years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Pro-gram.

  At the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program, the Participating Plan will be offered the opportunity to exchange all of its Class B shares for Class A shares of the Fund. Such Participating Plan will be notified of the pending exchange in writ-ing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a Par-ticipating Plan will not be eligible to acquire additional Class B shares of the Fund but instead may acquire Class A shares of the Fund. If the Participat-ing Plan elects not to exchange all of its Class B shares at that time, each Class B share held by the Participating Plan will have the same conversion fea-ture as Class B shares held by other investors. See "Purchase of Shares-- Deferred Sales Charge Alternatives."

  No CDSC is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholder's Class B shares above the purchase payments made dur-ing the preceding eight years. Whether or not the CDSC applies to the redemp-tion by a Participating Plan depends on the number of years since the Partici-pating Plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the CDSC to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase pay-ment from which the amount is being redeemed.

  The CDSC will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a Participating Plan as a result of:
(a) the
retirement of an employee in the Participating Plan; (b) the termination of employment of an employee in the Participating Plan; (c) the death or disabil-ity of an employee in the Participating Plan; (d) the attainment of age 59 1/2 by an employee in the Participating Plan; (e) hardship of an employee in the Participating Plan to the extent permitted under Section 401(k) of the Code; or
(f) redemptions of shares in connection with a loan made by the Participating Plan to an employee.

EXCHANGE PRIVILEGE


  Except as otherwise noted below, shares of each Class may be exchanged at the net asset value next determined for shares of the same Class in the following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and Class C shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

 FUND NAME

 Growth Funds
    Concert Peachtree Growth Fund
    Smith Barney Aggressive Growth Fund Inc.
    Smith Barney Appreciation Fund Inc.
    Smith Barney Fundamental Value Fund Inc.
    Smith Barney Large Cap Blend Fund
    Smith Barney Large Capitalization Growth Fund
    Smith Barney Natural Resources Fund Inc.
    Smith Barney Small Cap Blend Fund, Inc.
    Smith Barney Special Equities Fund

 Growth and Income Funds
    Concert Social Awareness Fund
    Smith Barney Convertible Fund
    Smith Barney Funds, Inc.--Large Cap Value Fund
    Smith Barney Premium Total Return Fund
    Smith Barney Utilities Fund

 Taxable Fixed-Income Funds
    **Smith Barney Adjustable Rate Government Income Fund
      Smith Barney Diversified Strategic Income Fund
   +++Smith Barney Funds, Inc.--Short-Term U.S. Treasury Securities Fund
      Smith Barney Funds, Inc.--U.S. Government Securities Fund
      Smith Barney Government Securities Fund
      Smith Barney High Income Fund

    Smith Barney Investment Grade Bond Fund
    Smith Barney Managed Governments Fund Inc.
    Smith Barney Total Return Bond Fund

 Tax-Exempt Funds
    Smith Barney Arizona Municipals Fund Inc.
    Smith Barney California Municipals Fund Inc.
    *Smith Barney Intermediate Maturity California Municipals Fund *Smith Barney Intermediate Maturity New York Municipals Fund
    Smith Barney Managed Municipals Fund Inc.
    Smith Barney Massachusetts Municipals Fund
    Smith Barney Muni Funds--Florida Portfolio
    Smith Barney Muni Funds--Georgia Portfolio
    *Smith Barney Muni Funds--Limited Term Portfolio
    Smith Barney Muni Funds--New York Portfolio
    Smith Barney Muni Funds--National Portfolio
    Smith Barney Muni Funds--Pennsylvania Portfolio
    Smith Barney Municipal High Income Fund
    Smith Barney New Jersey Municipals Fund Inc.
    Smith Barney Oregon Municipals Fund

 Global--International Funds
    Smith Barney Hansberger Global Small Cap Value Fund
    Smith Barney Hansberger Global Value Fund
    Smith Barney World Funds, Inc.--Emerging Markets Portfolio
    Smith Barney World Funds, Inc.--European Portfolio
    Smith Barney World Funds, Inc.--Global Government Bond Portfolio Smith Barney World Funds, Inc.--International Balanced Portfolio Smith Barney World Funds, Inc.--International Equity Portfolio Smith Barney World Funds, Inc.--Pacific Portfolio

 Smith Barney Concert Allocation Series Inc.
    Smith Barney Concert Allocation Series Inc.--Balanced Portfolio Smith Barney Concert Allocation Series Inc.--Conservative Portfolio

    Smith Barney Concert Allocation Series Inc.--Global Portfolio

    Smith Barney Concert Allocation Series Inc.--Growth Portfolio
    Smith Barney Concert Allocation Series Inc.--High Growth Portfolio Smith Barney Concert Allocation Series Inc.--Income Portfolio

 Money Market Funds
    +  Smith Barney Exchange Reserve Fund
    ++ Smith Barney Money Funds, Inc.--Cash Portfolio
    ++ Smith Barney Money Funds, Inc.--Government Portfolio
    ***Smith Barney Money Funds, Inc.--Retirement Portfolio
    +++Smith Barney Municipal Money Market Fund, Inc.
    +++Smith Barney Muni Funds--California Money Market Portfolio
    +++Smith Barney Muni Funds--New York Money Market Portfolio.
-------------------------------------------------------------------------------
  * Available for exchange with Class A, Class C and Class Y shares of the
    Fund.
 ** Available for exchange with Class A and Class B shares of the Fund. In addition, shareholders who own Class C shares of the Fund through the Smith Barney 401(k) Program may exchange those shares for Class C shares of this Fund.
*** Available for exchange with Class A shares of the Fund.
  + Available for exchange with Class B and Class C shares of the Fund.
 ++ Available for exchange with Class A and Class Y shares of the Fund. In addition, participating plans opened prior to June 21, 1996 and investing in Class C shares may exchange Fund shares for Class C shares of this Fund.
+++ Available for exchange with Class A and Class Y shares of the Fund.

  Class B Exchanges. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares into any of the funds imposing a higher CDSC than that imposed by the Fund, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.

  Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Fund that have been exchanged.

  Class A and Class Y Exchanges. Class A and Class Y shareholders of the Fund who wish to exchange all or a portion of their shares for shares of the respective class in any of the funds identified above may do so without impo-sition of any charge.

  Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. MMC may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, MMC will notify Smith Barney and Smith Barney may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determi-nation, Smith Barney will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15-day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual Funds listed above, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in deter-mining what constitutes an abusive pattern of exchanges.

  Certain shareholders may be able to exchange shares by telephone. See "Re-demption of Shares--Telephone Redemption and Exchange Program". Exchanges will be processed at the net asset value next determined. Redemption procedures dis-cussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the reg-istration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

REDEMPTION OF SHARES


  The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

  If a shareholder holds shares in more than one Class, any request for redemp-tion must specify the Class being redeemed. In the event of a failure to spec-ify which Class, or if the investor owns fewer shares of the Class than speci-fied, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemp-tion proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

  Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant. Shares other than those held by Smith Barney as custodian may be redeemed through an investor's Finan-cial Consultant, Introducing Broker or dealer in the selling group or by sub-mitting a written request for redemption to:

  Smith Barney Contrarian Fund
  Class A, B, C or Y (please specify)
  c/o First Data Investor Services Group, Inc.
  P.O. Box 5128
  Westborough, Massachusetts 01581-5128

  A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are regis-tered. If the shares to be redeemed were issued in certificate form, the cer-tificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guar-antor institution such as a domestic bank, savings and loan institution, domes-tic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an invest-or's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

 AUTOMATIC CASH WITHDRAWAL PLAN

  The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive periodic cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant.

 TELEPHONE REDEMPTION AND EXCHANGE PROGRAM

  Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Fund shares by telephone. To determine if a share-holder is entitled to participate in this program, he or she should contact First Data at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with sig-nature guarantee that will be provided by First Data upon request. (Alterna-tively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her ini-tial investment in the Fund.)

  Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares may be made by eligible shareholders by calling First Data at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 4:00 p.m. (Eastern Standard time) on any day the NYSE is open. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. Redemptions of shares (i) by retirement plans or
(ii) for which certificates have been issued are not permitted under this pro-gram.

  A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

  Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern Standard time) on any day on which the NYSE is open. Exchange requests received after the close of regular trading on the NYSE are processed at the net asset value next determined.

  Additional Information regarding Telephone Redemption and Exchange
Program. Neither the Fund nor its agents will be liable for following instruc-tions communicated by telephone that are reasonably believed to be genuine.
The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

MINIMUM ACCOUNT SIZE


  The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the Fund account is less than $500. (If a shareholder has more than one account in this Fund, each account must satisfy the minimum account size). The Fund, how-ever, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

PERFORMANCE


  From time to time the Fund may include its total return, average annual total return and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B, Class C and Class Y shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the invest-ment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeem-able value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current dividend return for each Class by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating cur-rent dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Fund may also include comparative performance information in advertising or mar-keting its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

MANAGEMENT OF THE COMPANY AND THE FUND


 BOARD OF DIRECTORS

  Overall responsibility for management and supervision of the Fund rests with the Company's Board of Directors. The Directors approve all significant agree-ments between the Company and the companies that furnish services to the Fund and the Company, including agreements with its distributor, investment adviser and administrator, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's investment adviser and administrator. The Statement of Additional Information contains background information regarding each Director and executive officer of the Company.

 MMC

  MMC, located at 388 Greenwich Street, New York, New York 10013, serves as the Fund's investment adviser and manages the day-to-day operations of the Fund pursuant to an investment advisory and administration agreement entered into by the Company, on behalf of the Fund. MMC renders investment advice to investment companies which had aggregate assets under management as of March 31, 1998, of approximately $100.5 billion.

  Subject to the supervision and direction of the Company's Board of Directors, MMC manages the Fund's portfolio in accordance with the Fund's stated invest-ment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfolio man-agers and securities analysts who provide research services to the Fund. For services rendered, the Fund pays MMC a monthly fee at the annual rate of 0.85% of the value of its average daily net assets. Although this fee is higher than that paid by most investment companies, the Fund's management has determined that it is comparable to the fee charged other investment companies that have similar investment objectives and policies.

 PORTFOLIO MANAGEMENT

  John Stoeser has served as Vice President and Investment Officer of the Fund and has been responsible for management of the Fund's assets since April 1998. Mr. Stoeser was Vice President and Research Analyst of the Fund since July 1997. From 1992 until July 1997 Mr. Stoeser was Assistant Vice President, Port-folio Manager and Research Analyst with Safeco Asset Management.

  Management's discussion and analysis, and additional performance information regarding the Fund during the fiscal year ended December 31, 1997 is included in the Fund's Annual Report dated December 31, 1997. A copy of the Annual Report may be obtained upon request and without charge from a Smith Barney Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

  On April 6, 1998, Travelers announced that it had entered into a Merger Agreement with Citicorp. The transaction, which is expected to be completed during the third quarter of 1998, is subject to various regulatory approvals, including approval by the Federal Reserve Board. The transaction is also sub-ject to approval by the stockholders of each of Travelers and Citicorp.
Upon consummation of the merger, the surviving corporation would be a bank holding company subject to regulation under the Bank Holding Company Act of 1956 (the "BHCA"), the requirements of the Glass-Steagall Act and certain other laws and regulations. Although the effects of the merger of Travelers and Citicorp and compliance with the requirements of the BHCA and the Glass-Steagall Act are still under review, MMC does not believe that its compliance with applicable law following the merger of Travelers and Citicorp will have a material adverse effect on its ability to continue to provide the Fund with the same level of investment advisory services that it currently receives.

DISTRIBUTOR


  Smith Barney is located at 388 Greenwich Street, New York, New York 10013. Smith Barney distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under Rule 12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid a service fee with respect to Class A, Class B and Class C shares of the Fund at the annual rate of 0.25% of the average daily net assets of the respective Class. Smith Barney is also paid a distribution fee with respect to Class B and Class C shares at the annual rate of 0.75% of the average daily net assets attributable to those Classes. Class B shares that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to distribution fees. The fees are used by Smith Barney to pay its Financial Con-sultants for servicing shareholder accounts and, in the case of Class B and Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of print-ing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carry-ing charges;

and indirect and overhead costs of Smith Barney associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

  The payments to Smith Barney Financial Consultants for selling shares of a Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A, Class B and Class C shares, a con-tinuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

  Payments under the Plan are not tied exclusively to the distribution and shareholder service expenses actually incurred by Smith Barney and the payments may exceed distribution expenses actually incurred. The Company's Board of Directors will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith Barney, amounts received under the Plan and proceeds of the CDSC.

ADDITIONAL INFORMATION


  The Company was organized as a Maryland corporation pursuant to Articles of Incorporation dated September 29, 1981, as amended from time to time. The Fund offers shares of common stock currently classified into five Classes, A, B, C, Y and Z, with a par value of $.001 per share. Each Class represents an identi-cal interest in the Fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges for each Class; (c) the distribution and/or service fees borne by each Class pursu-ant to the Plan; (d) the expenses allocable exclusively to each Class; (e) vot-ing rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The Directors, on an ongoing basis, will consider whether any such conflicts exists and, if so, take appropriate action.

  PNC Bank, National Association, located at 17th and Chestnut Streets, Phila-delphia, Pennsylvania 19103, serves as custodian of the Fund's investments.

  First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Company's transfer agent.

  The Company does not hold annual shareholder meetings. There normally will be no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders. The Directors will call a meeting for any purpose upon written request of shareholders holding at least 10% of the Company's outstanding shares and the Company will assist shareholders in calling such a meeting as required by the 1940 Act. When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the Company will be voted on a Company-wide basis on all matters except matters affecting only the interests of one Fund or one Class of shares.

  The Fund sends its shareholders a semi-annual report and an audited annual report, which include a list of the investment securities held by the Fund at the end of the reporting period. In an effort to reduce the Fund's printing and mailing costs, the Company plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household hav-ing multiple accounts with the identical address of record will receive a sin-gle copy of each report. Shareholders who do not want this consolidation to apply to their accounts should contact their Smith Barney Financial Consultant or First Data.

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




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

                                              SMITH BARNEY
                                              ---------------------------------

                                              A Member of TravelersGroup [LOGO]

                                                                   SMITH BARNEY
                                                                     CONTRARIAN
                                                                           FUND


                                                           388 Greenwich Street
                                                       New York, New York 10013

                                                               FD 0899 5/98
Smith Barney
Investment Funds Inc.
388 Greenwich Street
New York, New York  10013
(212) 723-9218


Statement of Additional Information

April 30, as amended May 22, 1998
This Statement of Additional Information expands upon and supplements the information contained in the current Prospectuses of Smith Barney Investment Funds Inc. (the "Company"), dated April 30, 1998, as amended or supplemented from time to time, and should read in conjunction with the Company's Prospectuses. The Company issues a Prospectus for each of the investment funds offered by the Company (the "Funds"). The Company's Prospectuses may be obtained from a Smith Barney Financial Consultant, or by writing or calling the Company at the address or telephone number listed above. This Statement of Additional Information, although not in itself a prospectus, is incorporated by reference into the Prospectuses in its entirety.

CONTENTS
For ease of reference, the same section headings are used in the Prospectuses and this Statement of Additional Information, except where shown below:

	Management of the Company (see in the Prospectuses
"Management of the Company and the
	  Fund")1
	Investment Objectives and Management
Policies...........................................................
 ..........5
	Purchase of Shares14
	Redemption of Shares15
	Distributor16
	Valuation of Shares18
	Exchange Privilege19
	Performance Data (See in the Prospectus "Performance")19
	Taxes (See in the Prospectus "Dividends, Distributions and
Taxes")23
	Additional Information27
	Financial Statements27
	AppendixA-1

MANAGEMENT OF THE COMPANY
The executive officers of the Company are employees of certain of the organizations that provide services to the Company. These organizations are the following:

Name
Service
Smith Barney Inc. ("Smith Barney")
Distributor
PFS Distributors, Inc.("PFS")
 .....................................

Mutual Management Corp. ("MMC") (formerly Smith Barney Mutual Fund Management Inc.).
Distributor (Concert Peachtree Growth Fund and Investment Grade
Bond Fund)

Investment Adviser and Administrator
PNC Bank, National Association ("PNC")
Custodian
First Data Investor Services Group, Inc. ("First Data")	......
Transfer Agent

These organizations and the functions they perform for the Company are discussed in the Prospectuses and in this Statement of Additional Information.

Directors and Executive Officers of the Company

The names of the Directors and executive officers of the Company, together with information as to their principal business occupations during the past five years, are shown below. Each Director who is an "interested person" of the Company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk.

	Paul R. Ades, Director (Age 57). Partner in the law firm of Murov & Ades. His address is 272 South Wellwood Avenue, P.O. Box
504, Lindenhurst, New York 11757.
	Herbert Barg, Director (Age 74). Private investor. His address is 273 Montgomery Avenue, Bala Cynwyd, Pennsylvania 19004.

	Dwight B. Crane, Director (Age 60). Professor, Graduate School of Business Administration, Harvard University. His address is
Graduate School of Business Administration, Harvard University,
Boston, Massachusetts 02163.

	Frank G. Hubbard, Director (Age 62). Vice President, S&S Industries; Former Corporate Vice President, Materials Management and Marketing Services of Huls America, Inc. His address is 80 Centennial Avenue P.O. Box 456, Piscataway, New Jersey 08855-0456.

	*Heath B. McLendon, Chairman of the Board, President and Chief Executive Officer (Age 64). Managing Director of Smith Barney and Chairman of the Board of Smith Barney Strategy Advisers Inc.; prior to July 1993, Senior Executive Vice President of Shearson Lehman Brothers Inc.; Vice Chairman of Shearson Asset Management; a
Director of PanAgora Asset Management, Inc. and PanAgora Asset Management Limited. Mr. McLendon is a director of 42 investment companies associated with Smith Barney. His address is 388
Greenwich Street, New York, New York 10013.

	Ken Miller, Director (Age 56). President of Young Stuff Apparel Group, Inc. His address is 1411 Broadway, New York, New York
10018.

	John F. White, Director Emeritus (Age 80). President Emeritus of The Cooper Union for the Advancement of Science and Art; Special Assistant to the President of the Aspen Institute. His address is Crows Nest Road, Tuxedo Park, New York 10987.

	James Conroy, Vice President and Investment Officer. Managing Director of Smith Barney. His address is 388 Greenwich Street, New York, New York 10013.

John Stoeser, Vice President and Investment Officer. Prior to
April 1998 Vice President and Research Analyst of the Fund. Prior to July 1997, Assistant Vice President, Portfolio Manager and Research Analyst of Safeco Asset Management. His address is 500 108th Avenue, Suite 1900 North E., Bellevue, Washington 98004.

George E. Mueller, Jr., Vice President and Investment Officer.
Managing Director of MMC; prior to July 1993, Managing Director of Shearson Lehman Advisors. His address is 388 Greenwich Street, New York, New York 10013.

George V. Novello, Vice President and Investment Officer.
Managing Director of MMC; prior to July 1993, Managing Director of Shearson Lehman Advisors. His address is 388 Greenwich Street, New York, New York 10013.

Lewis E. Daidone, Senior Vice President and Treasurer (Age 40). Director and Senior Vice President of MMC. Mr. Daidone serves as Senior Vice President and Treasurer of 42 investment companies associated with Smith Barney. His address is 388 Greenwich Street, New York, New York 10013.

Christina T. Sydor, Secretary (Age 47).  Managing Director of
Smith Barney and Secretary of MMC; General Counsel and Secretary of MMC. Ms. Sydor serves as Secretary of 42 investment companies associated with Smith Barney. Her address is 388 Greenwich Street, New York, New York 10013.

Each Director also serves as a director, trustee and/or general partner of certain other mutual funds for which Smith Barney serves as distributor. As of April 20, 1998, the Directors and officers of the Company, as a group, owned less than 1.00% of the outstanding common stock of the Company.

As of April 20, 1998 to the knowledge of the Funds and the Board of Directors, no single shareholder or group (as the term is used in Section 13(d) of the Securities Act of 1934) beneficially owned more than 5% of the outstanding shares of the Fund with the exception of the following:

FUND
CLASS
PERCENT
NAME
ADDRESS
Special Equities Fund
Y
57.4964%
Smith Barney
Concert Series, Inc.
High Growth Port, PNC Bank NA
ATTN: Beverly Timson
210 Stevens Drive Suite 440
Lester PA 19113
Special Equities Fund
Y
36.2424
Smith Barney
Concert Series, Inc.
Growth Portfolio, PNC Bank NA
ATTN: Beverly Timson
210 Stevens Drive Suite 440
Lester PA 19113
Special Equities Fund
Z
100.00
CitiBank NA TTEE
Travelers Group Master Trust
Smith Barney 401K Savings Plan
ATTN: Nancy Kronenberg
111 Wall Street
FISD/20th Floor
New York, NY 10043
Contrarian Fund
Y
51.6760
Smith Barney
Concert Series, Inc.
Growth Portfolio, PNC Bank NA
ATTN: Beverly Timson
210 Stevens Drive Suite 440
Lester PA 19113
Contrarian Fund
Y
41.7579
Smith Barney
Concert Series, Inc.
High Growth Port, PNC Bank NA
ATTN: Beverly Timson
210 Stevens Drive Suite 440
Lester PA 19113
Contrarian Fund
Z
100.00
CitiBank NA TTEE
Travelers Group Master Trust
Smith Barney 401K Savings Plan
ATTN: Nancy Kronenberg
111 Wall Street
FISD/20th Floor
New York, NY 10043
Government Securities Fund
C
6.2144
Geoffrey K. Burke
Smith Barney Inc. Rollover Cust.
Savings Incentive Plan
245 Uwquaha Road
Fairfield CT 06430
Government Securities Fund
Y
57.8514
Smith Barney
Concert Series, Inc.
Growth Portfolio, PNC Bank NA
ATTN: Beverly Timson
210 Stevens Drive Suite 440
Lester PA 19113
Government Securities Fund
Y
16.9109
Smith Barney
Concert Series, Inc.
Balanced Portfolio, PNC Bank NA
ATTN: Beverly Timson
210 Stevens Drive Suite 440
Lester PA 19113
Government Securities Fund
Y
8.9388
Smith Barney
Concert Series, Inc.
Conservative Port., PNC Bank NA
ATTN: Beverly Timson
210 Stevens Drive Suite 440
Lester PA 19113
Government Securities Fund
Y
7.4300
Smith Barney
Concert Series, Inc.
Income Portfolio, PNC Bank NA
ATTN: Beverly Timson
210 Stevens Drive Suite 440
Lester PA 19113
Investment Grade Bond Fund
Y
92.6039
Smith Barney
Concert Series, Inc.
Growth Portfolio, PNC Bank NA
ATTN: Beverly Timson
210 Stevens Drive Suite 440
Lester PA 19113
Investment Grade Bond Fund
Y
7.3960
Smith Barney
Concert Series, Inc.
Select Growth Portfolio, PNC Bank NA
ATTN: Beverly Timson
210 Stevens Drive Suite 440
Lester PA 19113
Concert Peachtree Growth Fund
B
96.7095
PFS Shareholder Services (b)
ATTN: Jay Barnhill
3100 Breckinridge Blvd
Duluth GA 30199


FUND
CLASS
PERCENT
NAME
ADDRESS
Concert Peachtree Growth Fund
C
9.1312
Richard Love
Smith Barney Inc. Rollover Cust.
25 Muirwoods Court
Annapolis MD 21403
Concert Peachtree Growth Fund
C
7.8865
Allen Francis Schafer
Smith Barney Inc. Rollover Cust.
20 Cortes Court
San Rafael CA 94903
Concert Peachtree Growth Fund
C
6.5776
David Deichler
Smith Barney Inc. Rollover Cust.
513 Raven Pl
Clayton CA 94517
Concert Peachtree Growth Fund
C
5.8060
Victor B Karoblis and
Laura E Karoblis CO-TTEES
Karoblis Trust
1953 San Marco Road
Marco Island FL 34145
Concert Peachtree Growth Fund
C
5.0246
Richard D Reed
16 Pickering Way
Nashua NH 03063
Concert Peachtree Growth Fund
Y
52.1378
Smith Barney
Concert Series, Inc.
Growth Portfolio, PNC Bank NA
ATTN: Beverly Timson
210 Stevens Drive Suite 440
Lester PA 19113
Concert Peachtree Growth Fund
Y
41.3077
Smith Barney
Concert Series, Inc.
High Growth Port, PNC Bank NA
ATTN: Beverly Timson
210 Stevens Drive Suite 440
Lester PA 19113

No officer, director or employee of Smith Barney or any parent or subsidiary receives any compensation from the Company for serving as an officer or Director of the Company. The Company pays each Director who is not an officer, director or employee of Smith Barney or any of its affiliates a fee of $16,000 per annum plus $2,500 per meeting attended and reimburses travel and out-of-pocket expenses. During the fiscal year ended December 31, 1997 such expenses totaled $10,097. For the fiscal year ended December 31, 1997, the Directors of the Company were paid the following compensation:





Director



Aggregate Compensation
 From the Fund**

Pension Or Retirement Benefits
Accrued As Part of the Fund Expenses
Aggregate Compensation
From the Smith Barney Mutual Funds
Paul R. Ades (5)
$26,200
$0
$49,000
Herbert Barg (160)
28,700
0
101,600
Alger B. Chapman (7)+
19,600
0
35,125
Dwight B. Crane (22)
26,100
0
133,850
Frank G. Hubbard (5)
28,700
0
52,000
Heath B. McLendon (42)
---
0
---
Ken Miller (5)
28,700
0
52,000
John F. White (5)*
28,700
0
52,000
+	Mr. Chapman's compensation reflects his resignation from the
Board of Directors effective June 20, 1997.
*	For 1997 Mr. White deferred all of
his compensation from the Fund and
from Smith Barney Mutual Funds.
**	Upon attainment of age 80 Directors are required to change
to emeritus status. Directors Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the Fund Directors together with reasonable out-of-pocket expenses for each meeting attended. During the Fund's last fiscal year aggregate compensation paid by the Fund to Directors Emeritus totaled $25,000. Effective March 9, 1998 Mr. White became a Director Emeritus.

Investment Adviser and Administrator - MMC

MMC serves as investment adviser to the Funds pursuant to separate advisory agreements (the "Advisory Agreements"). With respect to the Investment Grade Bond Fund, Government Securities Fund and Special Equities Fund, the Advisory Agreements were transferred to MMC effective November 7, 1994, from its affiliate, Mutual Management Corp. Mutual Management Corp. was and MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc.
("Holdings") (formerly Smith Barney Holdings). Holdings is a wholly owned subsidiary of Travelers Group Inc. ("Travelers").
The Advisory Agreements were most recently approved by the Board of Directors, including a majority of the Directors who are not "interested persons" of the Company or the investment advisers
(the "Independent Directors"), on July 24, 1997. MMC bears all expenses in connection with the performance of its services. The services provided by MMC under the Advisory Agreements are described in the Prospectuses under "Management of the Company and the Fund." MMC provides investment advisory and management services to investment companies affiliated with Smith Barney.

As compensation for investment advisory and administrative services rendered to the Contrarian Fund and Concert Peachtree Growth Fund, Contrarian Fund pays MMC a fee computed daily and paid monthly at the annual rate of 0.85% and Concert Peachtree Growth Fund pays MMC a fee computed daily and paid monthly at the annual rate of 1.00% up to $250 million and 0.85% thereafter, respectively, of the value of their average daily net assets.


As compensation for investment advisory services rendered to Special Equities Fund, the Fund pays MMC a fee computed daily and paid monthly at the annual rate of 0.55% of the value of its average daily net assets.

As compensation for investment advisory services rendered to Government Securities Fund, the Fund pays MMC a fee computed daily and paid monthly at the following annual rates of average daily net assets: 0.35% up to $2 billion; 0.30% on the next $2 billion; 0.25% on the next $2 billion; 0.20% on the next $2 billion; and 0.15% on net assets thereafter.

As compensation for investment advisory services rendered to Investment Grade Bond Fund, the Fund pays MMC a fee computed daily and paid monthly at the following annual rates of average daily net assets: 0.45% up to $500 million and 0.42% on net assets thereafter.

For the fiscal years ended December 31, 1995, 1996 and 1997, the Funds accrued advisory fees as follows:


Fund
1995
1996
1997
Investment Grade Bond Fund
	$2,067,222
	$2,198,162
      $2,183,438
Government Securities Fund..................
	2,287,647
	1,979,639
	1,900,510
Special Equities Fund
	1,276,355
	3,094,925
	3,748,595
Contrarian Fund
	2,022,754
	6,034,652
	8,127,871
Concert Peachtree Growth Fund
	390,902
	1,040,355
	1,262,626


MMC also serves as administrator to Investment Grade Bond Fund, Government Securities Fund and Special Equities Fund pursuant to a written agreement dated May 5, 1994 (the "Administration Agreement"), which was first approved by the Board of Directors, including a majority of the Independent Directors, on May 5, 1994. The services provided by MMC under the Administration Agreement are described in the Prospectuses under "Management of the Company and the Fund." MMC pays the salary of any officer and employee who is employed by both it and the Fund and bears all expenses in connection with the performance of its services.

As compensation for administrative services rendered to each of Investment Grade Bond Fund, Government Securities Fund and Special Equities Fund, MMC receives a fee computed daily and paid monthly at the annual rate of 0.20 of the value of the Fund's average daily net assets. For the fiscal years ended December 31, 1995, 1996 and 1997, these Funds paid administrative fees to MMC as follows:



MMC


Fund
For the Fiscal
Year Ended
12/31/95
For the Fiscal
Year Ended
 12/31/96
For the Fiscal
Year Ended
 12/31/97
Investment Grade Bond Fund
	 $918,765
	 $976,938
	 $969,973
Government Securities Fund
	1,307,222
	1,131,222
	1,086,006
Special Equities Fund
464,129
	1,125,428
	1,363,125

Counsel and Auditors

Willkie Farr & Gallagher LLP. serves as counsel to the Company.
The Directors who are not "interested persons" of the Company have selected Stroock & Stroock & Lavan LLP as their legal counsel.

KPMG Peat Marwick LLP, 345 Park Avenue, New York, New York 10154, has been selected as the Fund's independent auditor to examine and report on the Fund's financial statements and highlights for the fiscal year ending December 31, 1998.

INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

The Prospectuses discuss the investment objectives of each Fund and the policies they employ to achieve such objectives. The following discussion supplements the description of the Funds' investment objectives and management policies contained in the Prospectuses.

Repurchase Agreements.

As described in the applicable Prospectus, each Fund may enter into repurchase agreements. A repurchase agreement is a contract under which a Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is each Fund's present intention to enter into repurchase agreements only upon receipt of fully adequate collateral and only with commercial banks (whether U.S. or foreign) and registered broker-dealers. Repurchase agreements may also be viewed as loans made by a Fund which are collateralized primarily by the securities subject to repurchase. A Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. Pursuant to policies established by the Board of Directors, MMC monitors the creditworthiness of all issuers with which each Fund enters into repurchase agreements.

Reverse Repurchase Agreements.

Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of a money market instrument held by a Fund coupled with an agreement by a Fund to repurchase the instrument at a stated price, date and interest payment. A Fund will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time.

A Fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Under the Investment Company Act of 1940 (the "1940 Act"), reverse repurchase agreements may be considered to be borrowings by the seller. A Fund may not enter into a reverse repurchase agreement if, as a result, its current obligations under such agreements would exceed one-third of the current value of a Fund's total assets (including the amount borrowed) valued at the lesser cost or market less liabilities (other than obligations under such agreements) valued at the time the borrowing is made.

A Fund may enter into reverse repurchase agreements with banks or broker-dealers. Entry into such agreements with broker-dealers requires the creation and maintenance of a segregated account with the Company's custodian consisting of U.S. government securities, cash or cash equivalents.

Warrants.

All Funds except the Government Securities Fund may purchase warrants. A warrant is a security that gives the holder the right, but not the obligation, to subscribe for newly created securities of the issuer at a fixed price either at a certain date or during a set period. The Investment Grade Bond Fund and the Special Equities Fund will not invest in warrants if, as a result of such investment, the value of their investments in warrants, valued at the lower of cost or market, exceeds 5% of the value of the Fund's net assets. Included in this 5% limitation, but not to exceed 2% of the Fund's net assets, may be warrants which are not listed on either the New York Stock Exchange (the "NYSE") or the American Stock Exchange. Warrants acquired by the Fund in units or attached to securities will be deemed to be without value for purposes of this restriction. These limits are not fundamental policies of either Fund and may be changed by the Board of Directors without shareholder approval.

Short Sales Against the Box.

Each Fund may sell securities short "against the box" which means that at all times when the short position is open, the Fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Short sales against the box are used to defer recognition of capital gains or losses or to extend the holding period of securities for certain Federal income tax purposes.

Firm Commitment Agreements and When-Issued Purchases.

The Government Securities Fund, Investment Grade Bond Fund and Concert Peachtree Growth Fund may enter into firm commitment agreements and purchase when-issued securities, as described more fully in each Fund's Prospectus. Firm commitment agreements and when-issued purchases involve the purchase of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when a decline in the yield of securities of a given issuer is anticipated and a more advantageous yield may be obtained by committing currently to purchase securities to be issued later. Liability for the purchase price, and all the rights and risks of ownership of the securities, accrue to the Fund at the time it becomes obligated to purchase such securities, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the Fund to purchase the security at a price above the current market price on the date of delivery and payment. During the time a Fund is obligated to purchase such securities, it will maintain in a segregated account with the Company's custodian, eligible segregated assets (as defined in each Fund's Prospectus) equal to the aggregate current value sufficient to make payment for the securities. The Government Securities Fund and Investment Grade Bond Fund will not enter into such agreements for the purpose of investment leverage

Lending Portfolio Securities.

Consistent with applicable regulatory requirements each Fund has the ability to lend securities from its portfolio to brokers, dealers and other financial organizations. A Fund will not lend its portfolio securities to Smith Barney or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. government securities in an amount at least equal to the current market value of the loaned securities. From time to time, a Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party, which is unaffiliated with the Fund or with Smith Barney, and which is acting as a "finder".

In lending its securities, a Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. Requirements of the SEC, which may be subject to further modifications, currently provide that the following conditions must be met whenever a Fund's portfolio securities are loaned: (a) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as an amount equal to dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment in the loaned securities occurs, the Board of Directors must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by MMC to be of good standing and will not be made unless, in the judgment of MMC, the consideration to be earned from such loans would justify the risk.

Government Securities.

Direct obligations of the United States Treasury include a variety of securities, which differ in their interest rates, maturities and dates of issuance. Treasury Bills have maturities of one year or less; Treasury Notes have maturities of one to ten years and Treasury Bonds generally have maturities of greater than ten years at the date of issuance.

In addition to direct obligations of the United States Treasury, securities issued or guaranteed by the United States government, its agencies or instrumentalities include securities issued or guaranteed by the Federal Housing Administration, Federal Financing Bank, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association ("FNMA"), Federal Maritime Administration, Tennessee Valley Authority, Resolution Trust Corporation, District of Columbia Armory Board, Student Loan Marketing Association and various institutions that previously were or currently are part of the Farm Credit System (which has been undergoing a reorganization since 1987). Because the United States government is not obligated by law to provide support to an instrumentality that it sponsors, a Fund will invest in obligations of an instrumentality to which the United States government is not obligated by law to provide support only if MMC determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by a Fund.

Exchange Rate-Related U.S. Government Securities.

The Government Securities Fund may invest up to 5% of its net assets in U.S. government securities for which the principal repayment at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries ("Exchange Rate-Related Securities"). The interest payable on these securities is denominated in U.S. dollars, is not subject to foreign currency risks and, in most cases, is paid at rates higher than most other U.S. government securities in recognition of the foreign currency risk component of Exchange Rate-Related Securities.

Exchange Rate-Related Securities are issued in a variety of forms, depending on the structure of the principal repayment formula. The principal repayment formula may be structured so that the security holder will benefit if a particular foreign currency to which the security is linked is stable or appreciates against the U.S. dollar. In the alternative, the principal repayment formula may be structured so that the security holder benefits if the U.S. dollar is stable or appreciates against the linked foreign currency. Finally, the principal repayment formula can be a function of more than one currency and, therefore, be designed in either of the aforementioned forms or a combination of those forms.

Investments in Exchange Rate-Related Securities entail special risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. If currency exchange rates do not move in the direction or to the extent anticipated at the time of purchase of the security, the amount of principal repaid at maturity might be significantly below the par value of the security, which might not be offset by the interest earned by the Fund over the term of the security. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The imposition or modification of foreign exchange controls by the United States or foreign governments or intervention by central banks also could affect exchange rates. Finally, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for particular Exchange Rate-Related Securities due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

Special Considerations Relating to Options on Certain U.S.
Government Securities

	Treasury Bonds and Notes. Because trading interest in U.S. Treasury bonds and notes tends to center on the most recently auctioned issues, the exchanges will not continue indefinitely to introduce new expirations to replace expiring options on particular issues. The expirations introduced at the commencement of options trading on a particular issue will be allowed to run, with the possible addition of a limited number of new expirations as the original expirations expire. Options trading on each issue of bonds or notes will thus be phased out as new options are listed on more recent issues, and a full range of expirations will not ordinarily be available for every issue on which options are traded.

	Treasury Bills. Because the deliverable U.S. Treasury bill changes from week to week, writers of U.S. Treasury bill calls cannot provide in advance for their potential exercise settlement obligations by acquiring and holding the underlying security. However, if the Fund holds a long position in U.S. Treasury bills with a principal amount corresponding to the contract size of the option, it may be hedged from a risk standpoint. In addition, the Fund will maintain U.S. Treasury bills maturing no later than those which would be deliverable in the event of the exercise of a call option it has written in a segregated account with its custodian so that it will be treated as being covered for margin purposes.

	GNMA Certificates. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans are made by private lenders and are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. Once approved by GNMA, the timely payment of interest and principal on each mortgage in a "pool" of such mortgages is guaranteed by the full faith and credit of the U.S. government. Unlike most debt securities, GNMA Certificates provide for repayment of principal over the term of the loan rather than in a lump sum at maturity. GNMA Certificates are called "pass-through" securities because both interest and principal payments on the mortgages are passed through to the holder.

Since the remaining principal balance of GNMA Certificates declines each month as mortgage payments are made, the Fund as a writer of a GNMA call may find that the GNMA Certificates it holds no longer have a sufficient remaining principal balance to satisfy its delivery obligation in the event of exercise of the call options it has written. Should this occur, additional GNMA Certificates from the same pool (if obtainable) or replacement GNMA Certificates will have to be purchased in the cash market to meet delivery obligations.

The Fund will either replace GNMA Certificates representing cover for call options it has written or will maintain in a segregated account with its custodian cash, cash equivalents or U.S. government securities having an aggregate value equal to the market value of the GNMA Certificates underlying the call options it has written.

	Other Risks. In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the Options Clearing Corporation exercises its discretionary authority to allow such other securities to be delivered it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures.

The hours of trading for options on U.S. government securities may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

Options are traded on exchanges on only a limited number of U.S. government securities, and exchange regulations limit the maximum number of options which may be written or purchased by a single investor or a group of investors acting in concert. The Company and other clients advised by affiliates of Smith Barney may be deemed to constitute a group for these purposes. In light of these limits, the Board of Directors may determine at any time to restrict or terminate the public offering of the Fund's shares (including through exchanges from the other Funds).

Exchange markets in options on U.S. government securities are a relatively new and untested concept. It is impossible to predict the amount of trading interest that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

Leverage Through Borrowing

The Government Securities Fund may borrow up to 25% of the value of its net assets on an unsecured basis from banks to increase its holdings of portfolio securities or to acquire securities to be placed in a segregated account with its custodian for various purposes (e.g., to secure puts written by the Fund). The Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings, and to sell (within three days) sufficient portfolio holdings to restore such coverage, if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Leveraging will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the interest and option premiums received from the securities purchased with borrowed funds.

Special Risks Involving Investments in Smaller, Newer Companies

The Special Equities Fund invests primarily in equity securities of companies that have yet to reach a fully mature stage of earnings growth. A significant number of these companies may be in technology areas and may have annual sales less than $300 million. Some of the securities in which the Fund invests may not be listed on a national securities exchange, but such securities will usually have an established over-the-counter market. Investors should realize that the very nature of investing in smaller, newer companies involves greater risk than is customarily associated with investing in larger, more established companies. Smaller, newer companies often have limited product lines, markets or financial resources, and they may be dependent for management upon one or a few key persons. The securities of such companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or than the market averages in general. In accordance with its investment objective of long-term capital appreciation, securities purchased for the Fund will not generally be traded for short-term profits, but will be retained for their longer-term appreciation potential. This general practice limits the Fund's ability to adopt a defensive position by investing in money market instruments during periods of market downturn. Accordingly, while in periods of market upturn the Fund may outperform the market averages, in periods of downturn, it is likely to underperform the market averages. Thus, investing in Special Equities Fund may involve greater risk than investing in other Funds. The Fund may also invest in smaller capitalized companies representing the broad benchmarks against which the Fund is frequently judged by utilizing an active quantitative oriented investment strategy.

Investment Restrictions

The Fund's investment objectives and investment restrictions 1-7 set forth below are fundamental policies of each Fund (except as otherwise indicated), i.e., they may not be changed with respect to a Fund without a majority vote of the outstanding shares of that Fund. Investment Restrictions 8 through 13 may be changed by the Board of Directors without the approval of shareholders. (All other investment practices described in the Prospectuses and this Statement of Additional Information may be changed by the Board of Directors without the approval of shareholders.)

Unless otherwise indicated, all percentage limitations apply to each Fund on an individual basis, and apply only at the time a transaction is entered into. (Accordingly, if a percentage restriction is complied with at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in the Fund's net assets will not be considered a violation.)

Restrictions Applicable to All Funds.  No Fund may:

1. Invest in a manner that would cause it to fail to be a "diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

	2.	Purchase or sell real estate, real estate mortgages,
commodities or commodity contracts, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Funds' investment objective and policies); or (d) investing in real estate investment trust securities.

	3.	Make loans.  This restriction does not apply to: (a)
the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

	4. 	Invest more than 25% of its total assets in
securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government
(including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

5. 	Issue "senior securities" as defined in the 1940
Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

6.	Restriction Applicable to all funds except
Government Securities Fund. The Funds may not: Borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33-l/3% of the value of its total assets
(including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.


             7.	Restriction Applicable to all funds except Special
Equities Fund, Concert Peachtree Growth Fund and Contrarian
Fund. The Funds may not: Act as an underwriter of securities. Restrictions Applicable to Special Equities
Fund. Special Equities Fund may not act as an underwriter of securities, except that the Fund may invest up to 10% of its total assets in securities which it may not be free to resell without registration under the 1933 Act, in which registration the Fund may technically be deemed an underwriter for purposes of the 1933 Act.


            8.	Invest in oil, gas or other mineral exploration or
development programs

9. Make investments in securities for the purpose of exercising control over or management of the issuer;

10. Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except
            "against the box"). For purposes of this restriction, the deposit or payment by the Fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin;

11. Invest in securities of an issuer which, together with any predecessor, has been in operation for less than three years if, as a result, more than 5% of the total assets of the Fund would then be invested in such securities (for purposes of this restriction, issuers include predecessors, sponsors, controlling persons, general guarantors and originators of underlying assets);

12. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid;


13. Restrictions Applicable to all funds except
Government Securities Fund.  The Funds may
            not: Write, purchase or sell puts, calls, straddles, spreads or any combinations thereof (the
            Contrarian Fund and the Concert Peachtree Growth Fund each may write or purchase puts, calls, straddles, spreads and any combination thereof up to 5% of their assets).


Brokerage

In selecting brokers or dealers to execute securities transactions on behalf of a Fund, MMC seeks the best overall terms available.
In assessing the best overall terms available for any transaction, MMC will consider the factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, each investment advisory agreement authorizes MMC, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Company, the other Funds and other accounts over which MMC or its affiliates exercise investment discretion. The fees under the investment advisory agreements and the administration agreement between the Company and MMC are not reduced by reason of their receiving such brokerage and research services. The Board of Directors periodically will review the commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Company. SEC rules require that commissions paid to Smith Barney by a Fund on exchange transactions not exceed "usual and customary brokerage commissions." The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Board of Directors, particularly the Independent Directors of the Company (as defined in the 1940 Act), has adopted procedures for evaluating the reasonableness of commissions paid to Smith Barney and reviews these procedures periodically. In addition, under rules adopted by the SEC, Smith Barney may directly execute transactions for a Fund on the floor of any national securities exchange, provided: (a) the Board of Directors has expressly authorized Smith Barney to effect such transactions; and (b) Smith Barney annually advises the Fund of the aggregate compensation it earned on such transactions.

To the extent consistent with applicable provisions of the 1940 Act and the rules and exemptions adopted by the SEC thereunder, the Board of Directors has determined that transactions for a Fund may be executed through Smith Barney and other affiliated broker-dealers if, in the judgment of MMC, the use of such broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, such broker-dealer charges the Fund a rate consistent with that charged to comparable unaffiliated customers in similar transactions.

Portfolio securities are not purchased from or through Smith Barney or any affiliated person (as defined in the 1940 Act) of Smith Barney where such entities are acting as principal, except pursuant to the terms and conditions of exemptive rules or orders promulgated by the SEC. Pursuant to conditions set forth in rules of the SEC, the Company may purchase securities from an underwriting syndicate of which Smith Barney is a member (but not from Smith Barney). Such conditions relate to the price and amount of the securities purchased, the commission or spread paid, and the quality of the issuer. The rules further require that such purchases take place in accordance with procedures adopted and reviewed periodically by the Board of Directors, particularly those Directors who are not interested persons of the Company.

The Funds may use Smith Barney as a commodities broker in connection with entering into futures contracts and commodity options. Smith Barney has agreed to charge the Funds commodity commissions at rates comparable to those charged by Smith Barney to its most favored clients for comparable trades in comparable amounts.


The following table sets forth certain information regarding each Fund's payment of brokerage commissions to Smith Barney:



Fiscal Year
Ended
December 31,
Special
Equities
Fund
Contrarian
Fund
Concert Peachtree Growth
Fund
Total Brokerage Commissions





1995
	$56,735
	$164,975
	$201,706

1996
378,451
	1,272,702
	716,937

1997
894,872
		658,099
	891,375





Commissions paid to Smith Barney





1995
	$11,052
	$140,970
	$650

1996
		47,100
	166,656
	21,680

1997
	53,748
	167,712
	20,784





% of Total Brokerage
Commissions paid to
Smith Barney
1997
6.0%
	25.5%
2.3%





% of Total Transactions
Involving Commissions paid
to Smith Barney
1997
3.6%
	12.5%
1.7%
_____________________





No commissions were paid by the Investment Grade Bond Fund and Government Securities Fund.

Portfolio Turnover

For reporting purposes, a Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in the Fund's investment portfolio (other than short-term money market securities) were replaced once during the fiscal year.

Investment Grade Bond Fund will not normally engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions. Portfolio turnover will not be a limiting factor should MMC deem it advisable to purchase or sell securities.

Special Equities Fund invests for long-term capital appreciation and will not generally trade for short-term profits. However, its portfolio will be adjusted as deemed advisable by MMC, and portfolio turnover will not be a limiting factor should MMC deem it advisable to purchase or sell securities.

The options activities of Government Securities Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund. The exercise of calls written by the Fund may cause the Fund to sell portfolio securities, thus increasing its turnover rate. The exercise of puts also may cause the sale of securities and increase turnover; although such exercise is within the Fund's control, holding a protective put might cause the Fund to sell the underlying securities for reasons which would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys or sells a security in connection with the exercise of a put or call. Some commissions may be higher than those which would apply to direct purchases or sales of portfolio securities. High portfolio turnover involves correspondingly greater commission expenses and transaction costs.


For the fiscal years ended December 31, 1995,1996 and 1997, the portfolio turnover rates were as follows:


Fund
1995
1996
1997
Investment Grade Bond Fund
49%
48%
39%
Government Securities Fund
294
420
274
Special Equities Fund
113
118
145
Contrarian Fund............................................
6
34
35
Concert Peachtree Growth
Fund............................................
51
183
227


Increased portfolio turnover necessarily results in correspondingly greater brokerage commissions which must be paid by the Fund. To the extent that portfolio trading results in realization of net short-term capital gains, shareholders will be taxed on such gains at ordinary tax rates (except shareholders who invest through IRAs and other retirement plans which are not taxed currently on accumulations in their accounts).

MMC manages a number of private investment accounts on a discretionary basis and it is not bound by the recommendations of the Smith Barney research department in managing the Funds. Although investment decisions are made individually for each client, at times decisions may be made to purchase or sell the same securities for one or more of the Funds and/or for one or more of the other accounts managed by MMC or the Fund manager. When two or more such accounts simultaneously are engaged in the purchase or sale of the same security, transactions are allocated in a manner considered equitable to each, with emphasis on purchasing or selling entire orders wherever possible. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

PURCHASE OF SHARES

Volume Discounts

The schedules of sales charges on Class A shares described in the Prospectuses apply to purchases made by any "purchaser," which is defined to include the following: (a) an individual; (b) an individual's spouse and his or her children purchasing shares for his or her own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; (d) a pension, profit-sharing or other employee benefit plan qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and qualified employee benefit plans of employers who are "affiliated persons" of each other within the meaning of the 1940 Act; (e) tax-exempt organizations enumerated in
Section 501(c)(3) or (13) of the Code; and (f) a trustee or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended) purchasing shares of a Fund for one or more trust estates of fiduciary accounts. Purchasers who wish to combine purchase orders to take advantage of volume discounts on Class A shares should contact a Smith Barney Financial Consultant.

Combined Right of Accumulation

Reduced sales charges, in accordance with the schedule in the Prospectuses, apply to any purchase of Class A shares if the aggregate investment of any purchaser in Class A shares of a Fund and in Class A shares of the other Funds in the Company and of other funds of the Smith Barney Mutual Funds that are offered with a sales charge, including the purchase being made is $25,000 or more. The reduced sales charge is subject to confirmation of the shareholder's holdings through a check of appropriate records. Each Fund reserves the right to terminate or amend the combined right of accumulation at any time after written notice to shareholders. For further information regarding the right of accumulation, shareholders should contact a Smith Barney Financial Consultant.

Determination of Public Offering Price

Each Fund offers its shares to the public on a continuous basis. The public offering price for a Class A and Class Y share of each Fund is equal to the net asset value per share at the time of purchase plus, for Class A shares, an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class B share and Class C share, and Class A share purchases, including applicable right of accumulation, equaling or exceeding $500,000, is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A contingent deferred sales charge ("CDSC"), however, is imposed on certain redemptions of Class B shares, Class C shares, and Class A shares when purchased in amounts equaling or exceeding $500,000. The method of computation of the public offering price is shown in each Fund's financial statements, incorporated by reference in their entirety into this Statement of Additional Information.

REDEMPTION OF SHARES

The right of redemption may be suspended or the date of payment postponed (a) for any period during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in markets a Fund normally utilizes is restricted, or an emergency as determined by the SEC exists, so that disposal of the Fund's investments or determination of net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for the protection of the Fund's shareholders.

Distributions in Kind

If the Board of Directors of the Company determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make a redemption payment wholly in cash, the Fund may pay, in accordance with the SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders who own shares with a value of at least $10,000 ($5,000 for retirement plan accounts) and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of a Fund as may be necessary to cover the stipulated withdrawal payment. Any applicable CDSC will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a Fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in the Fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the Fund at the same time that he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 will not ordinarily be permitted.

Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with First Data as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are automatically reinvested at net asset value in additional shares of the Company. Withdrawal Plans should be set up with a Smith Barney Financial Consultant. A shareholder who purchases shares directly through First Data may continue to do so and applications for participation in the Withdrawal Plan must be received by First Data no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact a Smith Barney Financial Consultant.

DISTRIBUTORS

Smith Barney serves as the Company's distributor on a best efforts basis pursuant to a distribution agreement (the "Distribution
Agreement") which was most recently approved by the Company's Board of Directors on July 24, 1997.

PFS serves as one of the Company's distributors with respect to the Concert Peachtree Growth Fund and Investment Grade Bond Fund pursuant to a Distribution Agreement which was most recently approved by the Company's Board of Directors on July 24, 1997.

When payment is made by the investor before the settlement date, unless otherwise directed by the investor, the funds will be held as a free credit balance in the investor's brokerage account, and Smith Barney may benefit from the temporary use of the funds. The investor may designate another use for the funds prior to settlement date, such as investment in a money market fund (other than Smith Barney Exchange Reserve Fund) of the Smith Barney Mutual Funds. If the investor instructs Smith Barney to invest the funds in a Smith Barney money market fund, the amount of the investment will be included as part of the average daily net assets of both the Company and the money market fund, and affiliates of Smith Barney that serve the funds in an investment advisory capacity will benefit from the fact that they are receiving fees from both such investment companies for managing these assets computed on the basis of their average daily net assets. The Company's Board of Directors has been advised of the benefits to Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Advisory, Administration and Distribution Agreements for continuance.

For the fiscal year ended December 31, 1997, Smith Barney incurred distribution expenses totaling approximately $14,900,000 consisting of approximately $557,439 for advertising, $87,008 for printing and mailing of Prospectuses, $5,555,333 for support services, $5,722,178 to Smith Barney Financial Consultants, and $94,410 in accruals for interest on the excess of Smith Barney expenses incurred in distributing the Fund's shares over the sum of the distribution fees and CDSC received by Smith Barney from the Fund.

Distribution Arrangements


To compensate Smith Barney for the services it provides and for the expense it bears under the Distribution Agreement, the Company has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund pays Smith Barney and, with respect to the Class A and Class B shares of Concert Peachtree Growth Fund and Investment Grade Bond Fund, PFS, a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of each Fund's average daily net assets attributable to the Class A, Class B and Class C shares. In addition, the Fund pays Smith Barney, and with respect to the Class B shares of Concert Peachtree Growth Fund and Investment Grade Bond Fund, PFS, a distribution fee with respect to the Class B and Class C shares primarily intended to compensate Smith Barney and/or PFS for its initial expense of paying its Financial Consultants and Registered Representatives, respectively, a commission upon sales of those shares. Such shares' distribution fees, which are accrued daily and paid monthly, are calculated at the annual rate of 0.75% of the value of average daily net assets attributable to the Class B and Class C shares with respect to Special Equities Fund, Contrarian Fund and Concert Peachtree Growth Fund, and 0.50% of the value of average daily net assets attributable to the Class B shares and 0.45% of the value of average daily net assets attributable to Class C shares, with respect to Government Securities Fund and Investment Grade Bond Fund.



The following expenses were incurred during the periods indicated:

Sales Charges paid to Smith Barney.



Class A

Name of Fund
Fiscal Year
Ended 12/31/95
Fiscal Year
Ended 12/31/96
Fiscal Year
Ended 12/31/97
Investment Grade Bond Fund
	$181,000
	$182,000
	$122,000
Government Securities Fund
	63,000
	65,000
	50,000
Special Equities Fund
	347,000
	1,800,000
	381,000
Contrarian Fund...............................
	5,400,000
	1,700,000
	608,000
Concert Peachtree Growth Fund..................
	18,000
	18,000
	4,000

CDSC paid to Smith Barney.


Class B

Name of Fund
Fiscal Year
Ended 12/31/95
Fiscal Year
Ended 12/31/96
Fiscal Year
Ended 12/31/97
Investment Grade Bond Fund
	$541,000
	$422,000
	$375,000
Government Securities Fund
	512,000
	305,000
	180,000
Special Equities Fund
		379,000
	658,000
	1,514,000
Contrarian Fund...............................
		174,000
		1,112,000
		1,167,000
Concert Peachtree Growth Fund..................
	-
	3,000
	3,000


Class C

Name of Fund
Fiscal Year
Ended 12/31/95
Fiscal Year
Ended 12/31/96
Fiscal Year
Ended 12/31/97
Investment Grade Bond Fund
	$5,000
	$1,000
	$1,000
Government Securities Fund
	5,000
	-
	-
Special Equities Fund
	1,000
	22,000
	17,000
Contrarian Fund...............................
	10,000
	27,000
		9,000
Concert Peachtree Growth Fund.................
	-
	1,000
		-

Service Fees


Class A

Name of Fund
Fiscal Year
Ended 12/31/95
Fiscal Year
Ended 12/31/96
Fiscal Year
Ended 12/31/97
Investment Grade Bond Fund
	$505,094
	$524,533
	$508,201
Government Securities Fund
	1,212,522
	1,026,748
	920,147
Special Equities Fund
	286,910
	525,204
	512,879
Contrarian Fund...............................
	189,955
	495,536
	581,527
Concert Peachtree Growth Fund................
	63,606
	162,606
	175,590



Class B

Name of Fund
Fiscal Year
Ended 12/31/95
Fiscal Year
Ended 12/31/96
Fiscal Year
Ended 12/31/97
Investment Grade Bond Fund 	.
	$638,293
	$662,187
	$604,461
Government Securities Fund	.
	419,433
	340,572
		272,331
Special Equities Fund	.
	283,978
	696,750
		768,448
Contrarian Fund...............................
	351,874
		1,024,802
		1,327,608
Concert Peachtree Growth Fund.................
	34,096
		96,931
	105,790




Class C
(formerly designated as Class D)

Name of Fund
Fiscal Year
Ended 12/31/95
Fiscal Year
Ended 12/31/96
Fiscal Year
Ended 12/31/97
Investment Grade Bond Fund
	$5,068
	$14,456
	$17,704
Government Securities Fund
		2,078
	 3,050
		4,326
Special Equities Fund
		8,675
		56,094
	58,273
Contrarian Fund...............................
		47,170
		141,702
	186,753
Concert Peachtree Growth Fund.................
		23
		 552
	445


Distribution Fees


Class B

Name of Fund
Fiscal Year
Ended 12/31/95
Fiscal Year
Ended 12/31/96
Fiscal Year
Ended 12/31/97
Investment Grade Bond Fund
	$	1,276,588
	$	1,324,350
	$1,208,922
Government Securities Fund
		838,868
		681,144
	544,662
Special Equities Fund
		851,933
		2,090,250
	2,305,342
Contrarian Fund...............................
		1,055,621
		3,074,405
	3,982,825
Concert Peachtree Growth Fund..................
		102,289
		290,792
	317,370



Class C
(formerly designated as Class D)

Name of Fund
Fiscal Year
Ended 12/31/95
Fiscal Year
Ended 12/31/96
Fiscal Year
Ended 12/31/97
Investment Grade Bond Fund
	$	9,124
	$	 26,020
	$35,407
Government Securities Fund
		3,741
		 5,491
		7,786
Special Equities Fund
		26,026
		168,282
	174,819
Contrarian Fund...............................
		141,508
		425,107
	560,257
Concert Peachtree Growth Fund..................
		71
		1,657
	1,334


Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Directors, including a majority of the Independent Directors. The Plan may not be amended to increase the amount to be spent for the services provided by Smith Barney or PFS without shareholder approval, and all amendments of the Plan also must be approved by the Directors in the manner described above. The Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Company (as defined in the 1940 Act). Pursuant to the Plan, Smith Barney and PFS will provide the Board of Directors periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

VALUATION OF SHARES

Each Class' net asset value per share is calculated on each day, Monday through Friday, except days on which the NYSE is closed.
The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther King Jr., Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the Funds in valuing their assets.

A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Board of Directors. In carrying out the Board of Directors' valuation policies, MMC, as administrator, may consult with an independent pricing service (the "Pricing Service") retained by the Company.

Debt securities of United States issuers (other than U.S. government securities and short-term investments) are valued by MMC, as administrator, after consultation with the Pricing Service approved by the Board of Directors. When, in the judgment of the Pricing Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices and asked prices. Investments for which, in the judgment of the Pricing Service, there are not readily obtainable market quotations are carried at fair value as determined by the Pricing Service. The procedures of the Pricing Service are reviewed periodically by the officers of the Company under the general supervision and responsibility of the Board of Directors.

EXCHANGE PRIVILEGE

Except as noted below, shareholders of any fund of the Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same class of other funds of the Smith Barney Mutual Funds, to the extent such shares are offered for sale in the shareholder's state of residence and provided your Registered Representative or your investment dealer is authorized to distribute shares of the fund, on the basis of relative net asset value per share at the time of exchange. Class B shares of any fund may be exchanged without a CDSC. Class B shares of the Fund exchanged for Class B shares of another fund will be subject to the higher applicable CDSC of the two funds and, for the purposes of calculating CDSC rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.

The exchange privilege enables shareholders to acquire shares of the same Class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Smith Barney Financial Consultant or Registered Representative of PFS Investments Inc.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable CDSC, the proceeds are immediately invested at a price as described above, in shares of the fund being acquired. Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

PERFORMANCE DATA

From time to time, a Fund may quote its yield or total return in advertisements or in reports and other communications to shareholders. The Fund may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include the following industry and financial publications: Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal. To the extent any advertisement or sales literature of a Fund describes the expenses or performance of a Class, it will also disclose such information for the other Classes.


Yield

A Fund's 30-day yield figure described below is calculated according to a formula prescribed by the SEC. The formula can be expressed as follows:

YIELD = 2[(a-bcd + 1)6 - 1]


Where:
a =
Dividends and interest earned during the period.

b =
Expenses accrued for the period (net of reimbursement).

c =
the average daily number of shares outstanding during the period that were entitled to receive dividends.

d =
the maximum offering price per share on the last day of the period.

For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations purchased by the Fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

Investors should recognize that in periods of declining interest rates a Fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. In addition, when interest rates are falling, the inflow of net new money to the Fund from the continuous sales of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's investments, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

Average Annual Total Return

"Average annual total return" figures, as described below, are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P(1+T)n = ERV

Where:
P 	=
a hypothetical initial payment of $1,000.

T	=
average annual total return.

n 	=
number of years.

ERV	=
Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of the 1-5- or 10- year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions. A Class' total return figures calculated in accordance with the above formula assume that the maximum applicable sales charge or maximum applicable CDSC, as the case may be, has been deducted from the hypothetical $1,000 initial investment at the time of purchase or redemption, as applicable.


Class A average annual total returns were as follows for the periods indicated:



Name of Fund
Year Ended
December 31, 1997
Inception*
Through December 31, 1997
Investment Grade Bond Fund
11.82%
10.55%
Government Securities Fund
6.32
6.31
Special Equities Fund
(10.38)
13.25
Contrarian Fund
7.99
10.20
Concert Peachtree Growth Fund
0.10
11.25


* 	The Investment Grade Bond, Government Securities and Special
Equities Funds commenced selling Class A shares on November 6,
1992. The Contrarian Fund and Concert Peachtree Growth Fund Commenced Selling Class A shares on June 30, 1995 and July 3, 1995, respectively.
Performance calculations include the historical return information related to the Common Sense II Aggressive Opportunity Fund of the Common Sense Trust (for the period from May 3, 1994 through June 30, 1995.)

Class B's average annual total returns were as follows for the periods indicated:



Name of Fund

Year Ended
December 31, 1997
Five Year
Period Ended
December 31, 1997
Ten Year
Period Ended
December 31, 1997(1)

Inception Through
December 31, 1997
Investment Grade Bond Fund
11.94%
10.55%
10.82%
12.19%
Government Securities Fund
6.32
6.32
8.19
8.31
Special Equities Fund
(11.06)
11.81
10.81
9.34
Contrarian Fund
7.84
N/A
N/A
10.61
Concert Peachtree Growth Fund
(0.60)
N/A
N/A
11.64
__________________
(1)	Class B shares automatically convert to Class A shares eight years after date of original purchase. Thus, a shareholder's actual return for the ten years ended December 31, 1994 would be different than that reflected above.
Performance calculations include the historical return information related to the Common Sense II Aggressive Opportunity Fund of the Common Sense Trust (for the period from May 3, 1994 through June 30, 1995.)

Class C's average annual total returns were as follows for the periods indicated:



Name of Fund
One Year
Period Ended
12/31/97

Inception
Through 12/31/97
Investment Grade Bond Fund (1)
15.41%
9.54%
Government Securities Fund (2)
9.75
6.04
Special Equities Fund (3)
(7.31)
4.47
Contrarian Fund (4)
11.91
11.66
Concert Peachtree Growth Fund (5)	.............
3.38
11.00



__________________
(1) The Fund commenced selling Class C shares on February 26, 1993.
(2)	The Fund commenced selling Class C shares on February 4,
1993.
(3)	The Fund commenced selling Class C shares on October 18,
1993.
(4)	The Fund commenced selling Class C shares on June 30, 1995.
(5)	The Fund commenced selling Class C shares on July 3, 1995.



Aggregate Total Return

Aggregate total return figures, as described below, represent the cumulative change in the value of an investment in the Class during of the specified period and are computed by the following formula:


	AGGREGATE TOTAL RETURN = 			ERV-P
				P

Where:
P 	=
a hypothetical initial payment of $1,000.

ERV	=
Ending Redeemable Value of a hypothetical $10,000 investment made at the beginning of a 1-, 5- or 10-year period (fractional portion thereof) at the end of the 1-5- or 10- year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.


Class A's aggregate total returns were as follows for the periods indicated:








        Name of Fund


One Year
Period Ended
December 31, 1997**

Period from
Inception
through
December 31,1997**


One Year
Period Ended
December 31,1997***

Period from
Inception
Through
December 31, 1997***
Investment Grade Bond Fund
17.10%
75.56%
11.82%
67.66%
Government Securities Fund
11.23
43.49
6.23
37.04
Special Equities Fund
(5.66)
99.58
(10.38)
89.65
Contrarian Fund
	13.70
34.30
7.99
27.60
Concert Peachtree Growth Fund
5.18
37.38
(0.10)
30.54

*	The Investment Grade Bond Fund, Government Securities Fund, and
Special Equities Fund commenced selling Class A shares on
November 6, 1992.  The Contrarian Fund and Concert Peachtree
Growth Fund commenced selling Class A shares on June 30, 1995 and
July 3, 1995, respectively.
**	Figures do not include the effect of the maximum sales charge.
***	Figures include the effect of the maximum sales charge.
Performance calculations include the historical return information related to the Common Sense II Aggressive Opportunity
Fund of the Common Sense Trust (for the period from May 3, 1994 through June 30, 1995)

Class B's aggregate total returns were as follows for the periods indicated:






       Name of Fund

One Year
Period
Ended
Dec. 31,
1997*

Five Year
Period
Ended
Dec. 31,
1997*

Ten Year
Period
Ended
Dec. 31,
1997*

One Year
Period
Ended
Dec. 31,
1997**

Five Year
Period
Ended
Dec. 31,
1997**

Ten Year
Period
Ended
Dec. 31,
1997**(1)

Period from
Inception
Through
Dec. 31,
1997**
Investment Grade
Bond Fund
16.44%
66.12%
179.30%
11.94%
65.12%
179.30%
530.01%
Government
Securities Fund
10.82
36.86
119.62
6.32
35.86
119.62
198.20
Special Equities
Fund
(6.38)
75.78
179.14
(11.06)
74.78
179.14
283.64
Contrarian
Fund
12.84
N/A
N/A
	7.84
N/A
N/A
28.79
Concert Peachtree Growth Fund
4.40
N/A
N/A
(0.60)
N/A
N/A
31.80

*	Figures do not include the effect of the CDSC (maximum 4.50% for
Investment Grade Bond Fund and Government Securities Fund and
5.00% for the other Funds).
**	Figures include the effect of the maximum applicable CDSC, if any.
(1)	Class B shares automatically convert to Class A shares eight years after date of original purchase. Thus, a shareholder's actual return for the ten years ended December 31, 1997 would be different than that reflected above.
Performance calculations include the historical return information related to the Common Sense II Aggressive Opportunity
Fund of the Common Sense Trust (for the period from May 3, 1994 through June 30, 1995.

Class C's aggregate total returns were as follows for the periods indicated:




        Name of Fund

One Year
Period Ended
Dec. 31, 1997**
Period from
Inception*
Through
Dec. 31,1997**

One Year
Period Ended
Dec. 31, 1997***
Period from
Inception*
Through
Dec. 31, 1997***
Investment Grade Bond Fund
16.41%
55.50%
15.41%
55.50%
Government Securities Fund
10.75
33.33
9.75
33.33
Special Equities Fund
(6.38)
20.21
(7.31)
20.21
Contrarian Fund
	12.91
31.87
	11.91
31.87
Concert Peachtree Growth Fund
	4.38
28.47
	3.38
28.47

*	Investment Grade Bond Fund, Government Securities Fund, Special
Equities Fund, Contrarian Fund and Concert Peachtree Growth Fund
commenced selling Class C shares on February 26, 1993, February
4, 1993 October 18, 1993, June 30, 1995 and July 3, 1995,
respectively.  Class C shares are sold at net asset value without any sales charge or CDSC.
**	Figures do not include the effect of the CDSC.
***	Figures include the effect of the applicable CDSC (1.00%)

It is important to note that the yield and total return figures set forth above are based on historical earnings and are not intended to indicate future performance. A Class' performance will vary from time to time depending upon market conditions, the composition of the Fund's investment portfolio and operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class' performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Class' performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.


TAXES

The following is a summary of certain Federal income tax considerations that may affect the Company and its shareholders. The summary is not intended as a substitute for individual tax advice, and investors are urged to consult their tax advisors as to the tax consequences of an investment in any Fund of the Company.

Tax Status of the Funds

Each Fund will be treated as a separate taxable entity for Federal income tax purposes.

Each Fund has qualified and the Company intends that each Fund will continue to qualify separately each year as a "regulated investment company" under the Code. A qualified Fund will not be liable for Federal income taxes to the extent that its taxable net investment income and net realized capital gains are distributed to its shareholders, provided that each Fund distributes at least 90% of its net investment income.

Each Fund intends to accrue dividend income for Federal income tax purposes in accordance with the rules applicable to regulated investment companies. In some cases, these rules may have the effect of accelerating (in comparison to other recipients of the dividend) the time at which the dividend is taken into account by a Fund as taxable income.

Certain options, futures contracts and forward contracts in which the Funds may invest are "section 1256 contracts." Gains or losses on 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"); however, foreign currency gains or losses arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by a Fund at the end of each taxable year are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss as ordinary income or loss, as the case may be. These contracts also may be marked-to-market for purposes of the 4% excise tax under rules prescribed in the Code.

Many of the hedging transactions undertaken by the Funds will result in "straddles" for Federal income tax purposes. Straddles are defined to include "offsetting positions" in actively traded personal property. It is not entirely clear under what circumstances one investment made by a Fund will be treated as offsetting another investment held by the Fund. In general, positions are offsetting if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions. The straddle rules may affect the character of gains (or losses) realized on straddle positions. In addition, losses realized by a Fund on straddle positions may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which losses are realized. Hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to the shareholders. The Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made.

Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. In view of each Fund's investment policy, it is expected that dividends from domestic corporations will constitute a portion of the gross income of several of the Funds but not of others. Therefore, it is expected that a portion of the income distributed by the Funds (with the exception of Investment Grade Bond Fund and Government Securities
Fund) may be eligible for the dividends-received deduction for corporations.

Distributions of net realized capital gains designated by a Fund as capital gains dividends are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of a Fund have been held by a shareholder. Distributions of capital gains, whether long or short-term, are not eligible for the dividends-received deduction.

Dividends (including capital gain dividends) declared by a Fund in October, November or December of any calendar year to shareholders of record on a date in such a month will be deemed to have been received by shareholders on December 31 of that calendar year, provided that the dividend is actually paid by the Fund during January of the following calendar year.

All dividends are taxable to the shareholder whether reinvested in additional shares or received in cash. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the Federal tax status of distributions.

Under the Code, gains or losses attributable to fluctuations in currency exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of a currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

It is expected that certain dividends and interest received by the Fund will be subject to foreign withholding taxes. So long as more than 50% in value of a Fund's total assets at the close of a given taxable year consists of stocks or securities of foreign corporations, the Fund may elect to treat any foreign taxes paid or accrued by it as paid by its shareholders. Each Fund will notify shareholders in writing each year whether it makes the election and the amount of foreign taxes it has elected to have treated as paid by the shareholders. If a Fund makes the election, shareholders will be required to include as income their proportionate share of the amount of foreign taxes paid or accrued by the Fund and generally be entitled to claim either a credit or deduction (as an itemized deduction) for their share of the taxes in computing their Federal income tax, subject to limitations.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's United States tax attributable to his or her total foreign source taxable income.
For this purpose, if the pass-through election is made, the source of the electing Fund's income will flow through to its shareholders. With respect to a Fund, gains from the sales of securities generally will be treated as derived from United States sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from United States sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by a Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign tax paid or accrued by a Fund. A foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of the limitation) imposed on corporations and individuals. If a Fund is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign taxes it pays will reduce investment company taxable income and the distributions by that Fund will be treated as United States source income.

The foregoing is only a general description of the foreign tax credit. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisors.

Distributions by a Fund reduces the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless generally would be taxable to the shareholder as ordinary income or capital gains as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution but the distribution generally would be taxable to the investor.

Upon redemption, sale or exchange of his shares, a shareholder will realize a taxable gain or loss depending upon his basis for his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss generally will be long-term or short-term depending upon the shareholder's holding period for the shares (for individuals, the maximum tax rate for long-term capital gains is 28%, 20% if the shares have been held for more than 18 months) However, a loss realized by a shareholder on the sale of shares of a Fund with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. A gain realized on a redemption, sale or exchange will not be affected by a reacquisition of shares. A loss realized on a redemption, sale or exchange, however, will be disallowed to the extent the shares disposed of are replaced (whether through reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of.
In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

For the purposes of computing the revised alternative minimum tax of 20% for corporations, 75% of the excess of the adjusted current earnings (as defined in the Code) over other alternative minimum taxable income is treated as an adjustment item. Shareholders are advised to consult their own tax advisors for details regarding the alternative minimum tax.

If a Fund purchases shares in certain foreign investment funds classified under the Code as a "passive foreign investment company," the Fund may be subject to Federal income tax on a portion of an "excess distribution" and gain from the disposition of such shares, even though such income may have to be distributed as a taxable dividend by the Fund to its shareholders. In addition, gains on the disposition of shares in a passive foreign investment company generally are treated as ordinary income even though the shares are capital assets in the hands of the Company. Certain interest charges may be imposed on either the Fund or its shareholders in respect of any taxes arising from such distributions or gains. A Fund may be eligible to elect to include in its gross income its share of earnings of a passive foreign investment company on a current basis. Generally the election would eliminate the interest charge and the ordinary income treatment on the disposition of stock, but such an election may have the effect of accelerating the recognition of income and gains by the Fund compared to a fund that did not make the election. In addition, another election may be available that would involve marking to market a Fund's passive foreign investment company shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the Fund level under the passive foreign investment company rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. Each Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to shares of passive foreign investment companies.

Because the application of the passive foreign investment company rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to passive foreign investment company shares, as well as subject a Fund itself to tax on certain income from such shares, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in passive foreign investment companies.

If a shareholder (a) incurs a sales charge in acquiring shares of the Company, (b) disposes of those shares within 90 days and (c) acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (i.e., exchange privilege), the original sales charge increases the shareholder's tax basis in the original shares only to the extent the otherwise applicable sales charge for the second acquisition is not reduced. The portion of the original sales charge that does not increase the shareholder's tax basis in the original shares would be treated as incurred with respect to the second acquisition and, as a general rule, would increase the shareholder's tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of a subsequent acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Backup Withholding. If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend or interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to such withholding, then the shareholder may be subject to a 31% "backup withholding tax" with respect to (a) any taxable dividends and distributions and (b) any proceeds of any redemption of Company shares. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a shareholder's regular federal income tax liability.

The foregoing discussion relates only to Federal income tax law as applicable to United States citizens. Distributions by the Funds also may be subject to state, local and foreign taxes, and their treatment under state, local and foreign income tax laws may differ from the Federal income tax treatment. The Government Securities Fund's dividends, to the extent they consist of interest from obligations of the United States government and certain of its agencies and instrumentalities, may be exempt from state and local income taxes in some jurisdictions. The Company intends to advise shareholders of the proportion of that Fund's dividends which are derived from such interest. Shareholders should consult their tax advisors with respect to particular questions of Federal, state, local and foreign taxation.

ADDITIONAL INFORMATION

The Company was incorporated on September 29, 1981 under the name Hutton Investment Series Inc. The Company's corporate name was changed on December 29, 1988, July 30, 1993 and October 28, 1994, to SLH Investment Portfolios Inc., Smith Barney Shearson Investment Funds Inc., and Smith Barney Investment Funds, Inc., respectively.

PNC Bank, National Association located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, serves as the custodian of the Company. Under its custody agreement with the Company, PNC Bank holds each Funds portfolio securities and keeps all necessary accounts and records. For its services, PNC Bank receives a monthly fee based upon the month-end market value of securities held in custody and also receives transaction charges. PNC bank is authorized to establish separate accounts for foreign securities owned by the Company to be held with foreign branches of other domestic banks as well as with certain foreign banks and securities depositories. The assets of the Company are held under bank custodianship in compliance with the 1940 Act.

First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Company's transfer agent. For these services, First Data receives a monthly fee computed on the basis of the number of shareholder accounts it maintains with the Company during the month and is reimbursed for out-of-pocket expenses.


FINANCIAL STATEMENTS

The Annual Reports for each Fund for the fiscal year ended December 31, 1997 are incorporated herein by reference in their entirety.


APPENDIX

BOND (AND NOTE) RATINGS

Moody's Investors Service, Inc. ("Moody's")

	Aaa - Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

	Aa - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.

	A - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

	Baa - Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

	Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

	B - Bonds that are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

	Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

	Ca - Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

	C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

	Moody's applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


Standard & Poor's Ratings Group ("Standard & Poors")

	AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

	AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

	A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

	BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

	BB, B and CCC - Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree if speculation than B and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

	C - The rating C is reserved for income bonds on which no interest is being paid.

	D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

	S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA category.

COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated "Prime-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Standard & Poor's Ratings Group

		A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong.
Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

     A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Supplementary Description of Interest Rate Futures Contracts and
Related Options

Characteristics of Futures Contracts. Currently, futures contracts can be purchased and sold on such securities as U.S. Treasury bonds, U.S. Treasury notes, GNMAs and U.S. Treasury bills. Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sales of a futures contract. The Fund will initially be required to deposit with the custodian or the broker an amount of "initial margin" of cash of U.S. Treasury bills. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract initial margin does not involve the borrowing of funds by their customer to finance the transaction. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called maintenance margin, to and from the broker, will be made on a daily basis as the price of the underlying debt security fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marked-to-market." For example, when the Fund has purchased a futures contract and the price of the underlying debt security has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to that increase in value. Conversely, when the Fund has purchased a futures contract and the price of the underlying debt security has declined, the position would be less valuable and the Fund would be required to make a maintenance margin payment to the broker. At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

While futures contracts based on debt securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, the futures contract is terminated by entering into an offsetting transaction. An offsetting transaction for a futures contract sale is effected by the Fund entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund pays the difference and realizes the loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting price, the Fund realizes a loss.

Risks of Transactions in Futures Contracts. There are several risks in connection with the use of futures contracts by a Fund as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures contracts and movements in the price of the debt securities which are the subject of the hedge. The price of the futures contract may move more than or less than the price of the debt securities being hedged. If the price of the futures contract moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective, but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it has not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the movement in the price of the futures contract. If the price of the futures contracts moves more than the price of the security, the Fund will experience either a loss or a gain on the future which will not be completely offset by movements in the prices of the debt securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of debt securities being hedged and movements in the prices of the futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the futures contracts. Conversely, the Fund may buy or sell fewer futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the futures contracts. It is also possible that, where the Fund has sold futures to hedge its portfolio against decline in the market, the market may advance and the value of securities held in the Fund's portfolio may decline. If this occurred, the Fund would lose money on the futures contracts and also experience a decline in value in its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio will tend to move in the same direction as the futures contracts. Where futures are purchased to hedge against a possible increase in prices of securities before the Fund is able to invest its cash (or cash equivalents) in U.S. government securities (or options) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest in U.S. government securities or options at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures contracts and the portion of the portfolio being hedged, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts though offsetting transactions which could distort the normal relationship between the debt securities and futures markets; second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in the debt securities and movements in the prices of futures contracts, a correct forecast of interest rate trends by the investment advisor may still not result in a successful hedging transaction over a very short time frame.

Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although an unauthorized Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event that the futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contracts. However, as described above, there is no guarantee that the price of the securities will, in fact, correlate with the price movements of the futures contracts and thus provide an offset to losses on futures contracts. Successful use of futures contracts by the Fund is also subject to the investment adviser's ability to predict correctly movements in the direction of interest rates and other factors affecting markets of debt securities. For example, if the Fund has hedged against the possibility of an increase in interest rates which would adversely affect debt securities held in its portfolio and prices of such securities increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sale of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

Characteristics of Options on Futures Contracts. As with options on debt securities, the holder of an option may terminate his position by selling an option of the same series. There is no guarantee that such closing transactions can be effected. The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts described above, and, in addition, net option premiums received will be included as initial margin deposits.

In addition to the risks which apply to all options transaction, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop. The Fund will not purchase options on futures contracts on any exchange unless and until, in the investment advisor's opinion, the market for such options had developed sufficiently that the risks in connection with options on futures contracts are not greater than the risks in connection with futures contracts. Compared to the use of futures contracts, the purchase of options on futures contracts involves less potential risk to the Fund because the maximum amount of risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to the Fund when the use of a futures contract would not, such as when there is no movement in the prices of debt securities. Writing an option on a futures contract involves risks similar to those arising in the sale of futures contracts, as described above.




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